UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04975

MFS MULTIMARKET INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199 (Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111Huntington Avenue Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

ITEM 1. REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
April 30, 2026

MFS®  Multimarket
Income Trust
MMT-SEM

MANAGED DISTRIBUTION POLICY DISCLOSURE
The MFS Multimarket Income Trust’s (the fund) Board of Trustees adopted a managed distribution policy. The fund seeks to pay monthly distributions based on an annual rate of 8.00% of the fund’s average monthly net asset value. The primary purpose of the managed distribution policy is to provide shareholders with a constant, but not guaranteed, fixed rate of distribution each month. You should not draw any conclusions about the fund’s investment performance from the amount of the current distribution or from the terms of the fund’s managed distribution policy. The Board may amend or terminate the managed distribution policy at any time without prior notice to fund shareholders. The amendment or termination of the managed distribution policy could have an adverse effect on the market price of the fund’s shares.
With each distribution, the fund will issue a notice to shareholders and an accompanying press release which will provide detailed information regarding the amount and composition of the distribution and other related information. The amounts and sources of distributions reported in the notice to shareholders are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to Financial Statements for information regarding the tax character of the fund’s distributions.
Under a managed distribution policy the fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. Any such returns of capital will decrease the fund’s total assets and, therefore, could have the effect of increasing the fund’s expense ratio. In addition, in order to make the level of distributions called for under its managed distribution policy, the fund may have to sell portfolio securities at a less than opportune time. A return of capital does not necessarily reflect the fund’s investment performance and should not be confused with ‘yield’ or ‘income’. The fund’s total return in relation to changes in net asset value is presented in the Financial Highlights.

MFS® Multimarket
Income Trust
New York Stock Exchange Symbol: MMT
Welcome Letter from Aberdeen	Enclosed

Contact information	back cover
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Dear Investor,

Welcome to Aberdeen Investments.

We are pleased to welcome you as a shareholder of an Aberdeen closed-end fund. In connection with a previously announced transaction, and with the approval by shareholders of each respective fund, several MFS closed-end funds were reorganized into Aberdeen Multi-Market Income Fund (MMT) before the open of regular business on June 22, 2026.

What This Means for You

The reorganization is intended to enhance the Fund’s ability to deliver high current income by combining complementary portfolios with similar objectives. Shareholders stand to benefit from broader global diversification across a mix of investment grade and higher-yielding debt securities, while the Fund continues to maintain an overall investment grade orientation to support a balanced risk profile.

These changes are intended to strengthen your investment by creating a significantly larger fund, with potential benefits including improved economies of scale, enhanced trading and investment efficiencies, and stronger long-term growth potential.

Your Fund is managed using a team-based approach by the respective asset allocation specialties under leadership of Jonathan Mondillo, Aberdeen’s Global Head of Fixed Income. Together, the team will apply a disciplined investment philosophy and established investment process aligned with your Fund’s objectives.

Our Commitment

We are focused on making this transition as seamless as possible while continuing to serve your investment needs with the highest level of expertise and care. Our approach combines rigorous research, global market insights, and a commitment to delivering consistent outcomes for investors.

About Aberdeen Investments

Aberdeen is a leading global asset manager dedicated to creating long-term value for our clients. As of March 31, 2026, we manage over $506 billion in assets on behalf of institutional and retail clients worldwide. Our global footprint enables us to stay closely connected to our clients and the challenges they face. We bring capabilities across asset classes, regions, and markets, helping investors identify opportunities and navigate an evolving financial landscape.

We’re Here to Help

To learn more about your investment and our full range of U.S. closed-end funds, please visit our Closed-End Fund Investor Center to access the Fund’s prospectus, shareholder reports, and other important information.

If you have any questions about these changes or your investment, our Investor Relations team is here to help:

•Phone: 1-800-522-5465

•Email: Investor.Relations@aberdeenplc.com

Alan Goodson

President

Important Information:

Municipal securities can be affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities.

Closed-end funds are traded on the secondary market through one of the stock exchanges. The Fund’s investment return and principal value will fluctuate so that an investor’s shares may be worth more or less than the original cost. Shares of closed-end funds may trade above (a premium) or below (a discount) the net asset value (NAV) of the fund’s portfolio. There is no assurance that the Fund will achieve its investment objective. Past performance does not guarantee future results.

This communication is for informational purposes only and is not an offer to sell or a solicitation of an offer to buy any securities.

Portfolio Composition
Portfolio structure at value (v)

160
140
120
100
80
60
40
20
0
-20
-40
-60
132.2%
0.0%
(32.2)%
0.0%

Fixed Income	132.2%
Equities (o)	0.0%
Cash & Cash Equivalents (Less Liabilities) (b)	(32.2)%
Other (o)(p)	0.0%

Portfolio structure reflecting equivalent exposure of derivative positions (i)

160
140
120
100
80
60
40
20
0
-20
-40
-60
115.4%
0.0%
(34.2)%
18.8%
Fixed Income 115.4%
Equities (o) 0.0%
Cash & Cash Equivalents (Less Liabilities) (b) (34.2)%
Other (q) 18.8%

Fixed income sectors (i)
High Yield Corporates	61.0%
Investment Grade Corporates	37.7%
Emerging Markets Bonds	21.2%
Asset-Backed Securities	2.2%
Commercial Mortgage-Backed Securities	1.0%
Collateralized Loan Obligations	0.8%
Residential Mortgage-Backed Securities	0.8%
Municipal Bonds	0.4%
U.S. Treasury Securities	(3.1)%
Non-U.S. Government Bonds	(6.6)%
Portfolio facts
Average Duration (d)	4.9
Average Effective Maturity (m)	7.0 yrs.

Portfolio Composition - continued
Composition including fixed income credit quality (a)(i)
AAA	4.0%
AA	3.4%
A	18.4%
BBB	33.6%
BB	38.7%
B	24.7%
CCC	6.7%
CC	0.1%
C (o)	0.0%
D	0.1%
U.S. Government	4.6%
Not Rated	(18.9)%
Non-Fixed Income (o)	0.0%
Cash & Cash Equivalents (Less Liabilities) (b)	(34.2)%
Other (q)	18.8%

(a)
 For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives), ETFs and Options on ETFs, and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(b)
 Cash & Cash Equivalents (Less Liabilities) includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Liabilities include the value of outstanding borrowings made by the fund for leverage transactions. Cash & Cash Equivalents
(Less Liabilities) is negative due to these borrowings. Please see the Statement of Assets and
Liabilities for additional information related to the fund’s cash position and other assets and liabilities. Please see Note 6 in the Notes to Financial Statements for more information on the fund's outstanding borrowings.
(d)
 Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about
5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.

Portfolio Composition - continued
(i)
 For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)
 In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)
 Less than 0.1%.
(p)
 For purposes of the presentation of Portfolio structure at value, Other includes market value from currency derivatives and may be negative.
(q)
 For purposes of this presentation, Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
(v)
 For purposes of this presentation, market value of fixed income and/or equity derivatives, if any, is included in Cash & Cash Equivalents (Less Liabilities).
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Percentages are based on net assets as of April 30, 2026.
The portfolio is actively managed and current holdings may be different.

Portfolio Managers' Profiles
Portfolio Manager	Primary Role	Since	Title and Five Year History
Robert Spector	Lead Portfolio Manager	2017	Investment Officer of MFS; employed in the investment management area of MFS since 2011.
Neeraj Arora	Emerging Markets Debt Instruments Portfolio Manager	2023	Investment Officer of MFS; employed in the investment management area of MFS since 2011.
Ward Brown	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 2005.
David Cole	Below Investment Grade Debt Instruments Portfolio Manager	2006	Investment Officer of MFS; employed in the investment management area of MFS since 2004.
Pilar Gomez-Bravo	Debt Instruments Portfolio Manager	2013	Co-Chief Investment Officer-Global Fixed Income of MFS; employed in the investment management area of MFS since 2013.
Andy Li	Investment Grade Debt Instruments Portfolio Manager	2019	Investment Officer of MFS; employed in the investment management area of MFS since 2018.
John Mitchell	Investment Grade Debt Instruments Portfolio Manager	2023	Investment Officer of MFS; employed in the investment management area of MFS since 2003.
Michael Skatrud	Below Investment Grade Debt Instruments Portfolio Manager	2018	Investment Officer of MFS; employed in the investment management area of MFS since 2013.

Other Notes
The fund’s shares may trade at a discount or premium to net asset value. When fund shares trade at a premium, buyers pay more than the net asset value of the underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s concurrent liquidation.
The fund's target annual distribution rate is calculated based on an annual rate of 8.00% of the fund's average monthly net asset value, not a fixed share price, and the fund's distribution amount will fluctuate with changes in the fund's average monthly net assets.
In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

Portfolio of Investments
4/30/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 132.2%
Aerospace & Defense – 2.5%
Axon Enterprise, Inc., 6.125%, 3/15/2030 (n)		$650,000	$664,635
Axon Enterprise, Inc., 6.25%, 3/15/2033 (n)		193,000	198,049
Boeing Co., 6.388%, 5/01/2031		134,000	143,112
Boeing Co., 5.805%, 5/01/2050		506,000	493,073
Bombardier, Inc., 7.25%, 7/01/2031 (n)		252,000	265,152
Bombardier, Inc., 7%, 6/01/2032 (n)		263,000	274,531
Bombardier, Inc., 6.75%, 6/15/2033 (n)		403,000	420,209
Honeywell Aerospace, Inc., 4.6%, 3/16/2033 (n)		308,000	304,101
Honeywell Aerospace, Inc., 4.95%, 3/16/2036 (n)		308,000	304,504
Huntington Ingalls Industries, Inc., 4.2%, 5/01/2030		132,000	129,698
Huntington Ingalls Industries, Inc., 5.749%, 1/15/2035		286,000	295,782
MOOG, Inc., 5.5%, 10/15/2034 (n)		373,000	373,333
TransDigm, Inc., 6.75%, 8/15/2028 (n)		309,000	313,174
TransDigm, Inc., 6.375%, 3/01/2029 (n)		302,000	308,026
TransDigm, Inc., 6.875%, 12/15/2030 (n)		861,000	887,351
TransDigm, Inc., 6.375%, 5/31/2033 (n)		987,000	994,589
TransDigm, Inc., 6.125%, 7/31/2034 (n)		456,000	456,502
			$6,825,821
Airlines – 0.0%
JetBlue Airways Corp., 9.875%, 9/20/2031 (n)		$116,000	$108,039
Asset-Backed & Securitized – 4.7%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.101%, 11/15/2054 (i)		$3,633,533	$118,395
AA Bond Co. Ltd., 5.5%, 7/31/2050	GBP	229,000	302,283
AA Bond Co. Ltd., 6.85%, 7/31/2050		220,000	310,708
Advanzia Master Issuer S.à r.l., 2026-1, “A”, FLR, 5% (EURIBOR - 1mo. + 0.78%), 5/16/2036 (w)	EUR	300,000	352,357
Angel Oak Mortgage Trust, 2024-13, “A1”, 5.464%, 12/26/2069 (n)		$245,047	246,003
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 6.639% (SOFR - 30 day + 3%), 1/15/2037 (n)		600,000	599,995
AREIT 2022-CRE6 Trust, “D”, FLR, 6.49% (SOFR - 30 day + 2.85%), 1/20/2037 (n)		126,000	125,690
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)		18,152	18,240
Arqiva Financing PLC, 4.882%, 12/31/2032	GBP	200,667	262,064
Auto ABS Co., 2026-1, “A”, 2.779%, 12/28/2038	EUR	200,000	234,628
Bain Capital Credit CLO Ltd., 2021-7A, “BR”, FLR, 5.164% (SOFR - 3mo. + 1.5%), 1/22/2035 (n)		$390,025	389,775

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Bayview Financial Revolving Mortgage Loan Trust, FLR, 5.372% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)		$160,360	$398,017
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.586%, 4/15/2053 (i)		941,443	37,217
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.191%, 7/15/2054 (i)		885,203	40,380
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.54%, 2/15/2054 (i)		6,190,766	357,974
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.254%, 2/15/2054 (i)		3,970,205	167,688
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.078%, 3/15/2054 (i)		1,905,271	69,958
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.843%, 6/15/2054 (i)		6,869,394	202,317
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.231%, 7/15/2054 (i)		6,891,852	300,024
Benchmark 2022-B36 Mortgage Trust, “XA”, 0.637%, 7/15/2055 (i)		8,671,013	321,127
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)		56,013	57,125
Business Jet Securities LLC, 2024-2A, “A”, 5.364%, 9/15/2039 (n)		114,107	113,862
Cars Alliance, 2026-G1V, “A”, FLR, 5% (EURIBOR - 1mo. + 0.61%), 5/19/2036 (w)	EUR	300,000	352,095
Cathedral Lake VI Ltd., FLR, 5.517% (SOFR - 3mo. + 1.85%), 4/25/2034 (n)		$244,558	244,700
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)		89,945	55,222
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)		35,870	35,892
Colt Funding LLC, 2024-1, “A2”, 5.987%, 2/25/2069 (n)		77,089	77,370
Colt Funding LLC, 2024-6, “A1”, 5.39%, 11/25/2069 (n)		191,109	191,748
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.704%, 4/15/2054 (i)		3,406,283	89,830
Crest Ltd., CDO, 7% (0.001% Cash or 7% PIK), 1/28/2040 (a)(d)(p)		4,586,320	46
ELM Trust, 2024-ELM, “D10”, 6.626%, 6/10/2039 (n)		100,000	99,918
Enterprise Fleet Financing 2024-3 LLC, “A2”, 5.31%, 4/20/2027 (n)		21,227	21,268
EQT Trust, 2024-EXTR, “B”, 5.654%, 7/05/2041 (n)		169,941	171,800
Fact S.A., 2026-1, “A”, FLR, 2.634% (EURIBOR - 1mo. + 0.63%), 4/20/2033	EUR	200,000	234,941
Finance Ireland Auto Receivables, “1A”, FLR, 2.812% (EURIBOR - 1mo. + 0.85%), 9/12/2033		547,196	643,651
First Mobility S.à r.l., 2026-1, “A”, FLR, 1% (EURIBOR - 1mo. + 0.68%), 9/23/2033 (w)		400,000	469,835
Home Owner Mortgage Enhanced, 5.077%, 8/25/2060 (n)		$203,049	202,011

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Liberty Funding Pty Ltd., 2026-1, “A1A”, 4.763%, 10/10/2058	AUD	380,813	$273,991
LoanCore 2025-CRE8 Ltd., “B”, FLR, 5.509% (SOFR - 1mo. + 1.8412%), 8/17/2042 (n)		$300,000	300,068
M&T Bank Auto Receivables Trust, 2025-1A, “A2A”, 4.63%, 5/15/2028 (n)		69,434	69,541
MF1 2024-FL14 LLC, “A”, FLR, 5.391% (SOFR - 1mo. + 1.737%), 3/19/2039 (n)		198,311	198,513
MF1 2024-FL14 LLC, “AS”, FLR, 5.895% (SOFR - 1mo. + 2.24%), 3/19/2039 (n)		100,000	100,102
MF1 2024-FL14 LLC, “B”, FLR, 6.344% (SOFR - 1mo. + 2.689%), 3/19/2039 (n)		328,594	329,038
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.178%, 5/15/2054 (i)		1,586,221	71,404
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.141%, 6/15/2054 (i)		2,474,013	87,399
New Residential Mortgage Loan Trust, 2024-NQM3, “A-1”, 5.53%, 5/25/2065 (n)		213,795	215,074
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)		62,715	62,940
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)		52,193	52,425
Panorama Auto Trust, 2026-1, “A”, FLR, 5.14% (BBSW - 1mo. + 1.02%), 3/15/2034	AUD	640,000	460,409
Red & Black Auto Germany S.à r.l., “A”, FLR, 2.523% (EURIBOR - 1mo. + 0.52%), 2/15/2035	EUR	291,903	342,743
RevoCar, 2026-1, “A”, FLR, 5% (EURIBOR - 1mo. + 0.55%), 10/21/2039 (w)		700,000	821,800
Silver Arrow S.A., “A”, FLR, 2.341% (EURIBOR - 1mo. + 0.42%), 12/15/2033		300,000	352,234
Triton Trust, 2026-1, “A1MM”, FLR, 4.799% (BBSW - 1mo. + 0.7%), 2/15/2058	AUD	994,826	715,903
Wells Fargo Commercial Mortgage Trust, 2021-C59, “XA”, 1.464%, 4/15/2054 (i)		$2,223,376	117,478
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.49%, 8/15/2054 (i)		1,910,502	107,313
			$12,594,529
Auto & Auto Components – 2.7%
Allison Transmission, Inc., 3.75%, 1/30/2031 (n)		$960,000	$902,028
Allison Transmission, Inc., 5.875%, 12/01/2033 (n)		96,000	96,917
American Axle & Manufacturing, Inc., 6.375%, 10/15/2032 (n)		240,000	239,571
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033 (n)		430,000	419,821
Clarios Global LP/Clarios US Finance Co., 6.75%, 2/15/2030 (n)		271,000	279,995
Clarios Global LP/Clarios US Finance Co., 4.75%, 6/15/2031 (n)	EUR	279,000	327,209
Clarios Global LP/Clarios US Finance Co., 6.75%, 9/15/2032 (n)		$146,000	149,349

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Auto & Auto Components – continued
Cyprium Corp./Cyprium Holdings Co., 6.375%, 4/15/2034 (n)		$469,000	$468,405
Dealer Tire LLC/DT Issuer LLC, 8%, 2/01/2028 (n)		479,000	475,941
Ford Motor Credit Co. LLC, 6.95%, 6/10/2026		281,000	281,114
Ford Motor Credit Co. LLC, 3.305%, 5/17/2029	EUR	300,000	345,683
Ford Motor Credit Co. LLC, 5.73%, 9/05/2030		$200,000	201,493
Ford Motor Credit Co. LLC, 5.753%, 4/06/2033		227,000	225,034
Forvia SE, 5.375%, 3/15/2031	EUR	160,000	190,491
Hyundai Capital America, 5.25%, 1/08/2027 (n)		$244,000	245,414
Hyundai Capital America, 4.5%, 9/18/2030 (n)		134,000	131,860
J.B. Poindexter & Co., Inc., 8.75%, 12/15/2031 (n)		423,000	438,331
New Flyer Holdings, Inc., 9.25%, 7/01/2030 (n)		525,000	566,501
RCI Banque S.A., 3.625%, 2/22/2030	EUR	300,000	351,189
Toyota Motor Finance (Netherlands) B.V., 3.25%, 4/23/2030		370,000	432,200
Volkswagen Bank GmbH, 3.75%, 12/10/2032		200,000	231,299
Wabash National Corp., 4.5%, 10/15/2028 (n)		$411,000	362,732
			$7,362,577
Brokerage & Asset Managers – 2.8%
Aretec Group, Inc., 7.5%, 4/01/2029 (n)		$243,000	$243,304
Aretec Group, Inc., 10%, 8/15/2030 (n)		348,000	368,569
Charles Schwab Corp., 4.914% to 11/14/2035, FLR (SOFR - 1 day + 1.23%) to 11/14/2036		601,000	586,487
Citadel Securities Global Holdings LLC, 5.75%, 3/27/2036 (n)		500,000	493,432
Hightower Holding LLC, 6.75%, 4/15/2029 (n)		374,000	371,451
Hightower Holding LLC, 9.125%, 1/31/2030 (n)		228,000	236,676
Jane Street Group/JSG Finance, Inc., 6.125%, 11/01/2032 (n)		1,659,000	1,667,722
Jefferies Financial Group, Inc., 5.5%, 2/15/2036		427,000	411,202
Low Income Investment Fund, 3.386%, 7/01/2026		185,000	184,409
Low Income Investment Fund, 3.711%, 7/01/2029		245,000	238,187
LPL Holdings, Inc., 4%, 3/15/2029 (n)		540,000	525,611
LPL Holdings, Inc., 5.65%, 3/15/2035		64,000	63,959
LPL Holdings, Inc., 5.75%, 6/15/2035		188,000	189,181
LSEG Netherlands B.V., 3%, 11/06/2031	EUR	350,000	399,462
Osaic Holdings, Inc., 6.75%, 8/01/2032 (n)		$273,000	277,284
Osaic Holdings, Inc., 8%, 8/01/2033 (n)		705,000	718,939
The Carlyle Group, Inc., 5.05%, 9/19/2035		557,000	538,354
			$7,514,229
Building – 2.2%
AmeriTex Holdco Intermediate LLC, 7.625%, 8/15/2033 (n)		$518,000	$538,455
Cornerstone Building Brands, Inc., 9.5%, 8/15/2029 (n)		230,000	146,272
Ferguson Enterprises, Inc., 5%, 10/03/2034		515,000	511,967
JH North America Holdings, Inc., 5.875%, 1/31/2031 (n)		189,000	188,913
JH North America Holdings, Inc., 6.125%, 7/31/2032 (n)		188,000	188,399

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Building – continued
Knife River Corp., 7.75%, 5/01/2031 (n)		$375,000	$389,376
LBM Acquisition LLC, 6.25%, 1/15/2029 (n)		292,000	202,356
LBM Acquisition LLC, 9.5%, 6/15/2031 (n)		439,000	384,118
Miter Brands Acquisition Holdco, Inc., 6.75%, 4/01/2032 (n)		162,000	160,127
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)		480,000	442,831
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		193,000	194,378
Patrick Industries, Inc., 6.375%, 11/01/2032 (n)		621,000	624,812
Quikrete Holdings, Inc., 6.375%, 3/01/2032 (n)		1,101,000	1,118,372
Vulcan Materials Co., 5.7%, 12/01/2054		207,000	201,864
White Cap Supply Holding Co., 7.375%, 11/15/2030 (n)		559,000	565,232
			$5,857,472
Business Services – 2.7%
ams-OSRAM AG, 10.5%, 3/30/2029	EUR	498,000	$615,603
athenahealth, Inc., 6.5%, 2/15/2030 (n)		$585,000	557,591
Black Pearl Compute LLC, 6.125%, 2/15/2031 (n)		849,000	861,385
CACI International, Inc., 6.375%, 6/15/2033 (n)		864,000	883,918
Fiserv, Inc., 4.4%, 7/01/2049		334,000	253,084
ION Platform Finance US, Inc., 7.875%, 9/30/2032 (n)		482,000	374,575
Iron Mountain, Inc., 5.625%, 7/15/2032 (n)		614,000	609,626
Iron Mountain, Inc., 6.25%, 1/15/2033 (n)		465,000	472,201
Iron Mountain, Inc., 4.75%, 1/15/2034	EUR	150,000	170,373
Meridian Arc HoldCo LLC, 6.25%, 4/30/2031 (n)		$705,000	704,839
Paychex, Inc., 5.1%, 4/15/2030		151,000	152,609
Paychex, Inc., 5.35%, 4/15/2032		311,000	313,781
SV RNO Property Owner 1 LLC, 5.875%, 3/01/2031 (n)		704,000	690,729
Visa, Inc., 3.875%, 5/15/2044	EUR	210,000	235,995
Wulf Compute LLC, 7.75%, 10/15/2030 (n)		$473,000	497,121
			$7,393,430
Cable TV – 3.4%
Cable One, Inc., 4%, 11/15/2030 (n)		$393,000	$274,038
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		1,520,000	1,440,853
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		1,062,000	990,597
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 5/01/2032		236,000	207,245
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.65%, 2/01/2034		123,000	127,550
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		235,000	237,439
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.484%, 10/23/2045		172,000	158,470

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
Comcast Corp., 6.05%, 5/15/2055		$330,000	$324,285
CSC Holdings LLC, 5.375%, 2/01/2028 (n)		700,000	522,603
CSC Holdings LLC, 5.75%, 1/15/2030 (n)		350,000	124,272
CSC Holdings LLC, 4.125%, 12/01/2030 (n)		250,000	148,841
DIRECTV Financing LLC, 8.875%, 2/01/2030 (n)		227,000	230,771
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 10%, 2/15/2031 (n)		149,000	155,033
DISH DBS Corp., 5.125%, 6/01/2029		502,000	462,240
DISH Network Corp., 11.75%, 11/15/2027 (n)		412,000	425,308
EchoStar Corp., 10.75%, 11/30/2029		509,194	552,859
EchoStar Corp., 6.75% (6.75% Cash or 6.75% PIK) to 5/30/2027, 6.75% Cash to 11/30/2030 (p)		431,243	437,546
Eutelsat Communications SACA, 5.75%, 3/15/2031	EUR	160,000	192,399
Summer BidCo B.V., 8.875%, 1/31/2031		154,000	182,568
Videotron Ltd., 3.625%, 6/15/2029 (n)		$409,000	396,524
Virgin Media Finance PLC, 5%, 7/15/2030 (n)		473,000	398,704
Ziggo Bond Co. B.V., 5.125%, 2/28/2030 (n)		1,037,000	909,656
Ziggo Bond Co. B.V., 6.125%, 11/15/2032	EUR	250,000	261,619
			$9,161,420
Chemicals – 2.0%
Cerdia Finanz GmbH, 9.375%, 10/03/2031 (n)		$437,000	$418,428
Chemours Co., 4.625%, 11/15/2029 (n)		728,000	698,289
Currenta Group Holdings S.à r.l., 5.5%, 5/15/2030	EUR	270,000	318,763
FMC Corp., 8.45% to 11/01/2030, FLR (CMT - 5yr. + 4.366%) to 11/01/2055		$235,000	155,742
Linde PLC, 3.4%, 2/14/2036	EUR	200,000	227,314
Linde PLC, 3.75%, 11/20/2038		100,000	114,354
Maxam Prill S.à r.l., 6%, 7/15/2030		277,000	328,306
Maxam Prill S.à r.l., 6%, 7/15/2030 (n)		509,000	603,277
Novonesis (Novozymes), “B”, 3.625%, 3/19/2033		280,000	328,631
Qnity Electronics, Inc., 5.75%, 8/15/2032 (n)		$428,000	432,118
Qnity Electronics, Inc., 6.25%, 8/15/2033 (n)		328,000	335,585
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)		644,000	639,241
SNF Group SACA, 5.626%, 3/31/2031 (n)		246,300	249,295
W.R. Grace Holdings LLC, 7%, 8/01/2033 (n)		659,000	654,611
			$5,503,954
Conglomerates – 1.7%
Amsted Industries, Inc., 6.375%, 3/15/2033 (n)		$469,000	$477,119
Assa Abloy AB, 3.371%, 9/09/2032	EUR	210,000	243,083
Columbia Pipelines Holdings Co. LLC, 7.125%, 2/01/2033 (n)		$423,000	425,413
CompoSecure Holdings LLC, 5.625%, 2/01/2033 (n)		421,000	412,660
Eaton Corp. PLC, 4.5%, 3/06/2033		200,000	197,011

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Conglomerates – continued
Eaton Corp. PLC, 4.8%, 3/06/2036		$234,000	$230,356
Emerald Debt Merger, 6.625%, 12/15/2030 (n)		384,000	393,131
ESAB Corp., 5.625%, 4/01/2031 (n)		562,000	567,175
Regal Rexnord Corp., 6.05%, 4/15/2028		309,000	316,749
Regal Rexnord Corp., 6.3%, 2/15/2030		178,000	186,259
Regal Rexnord Corp., 6.4%, 4/15/2033		121,000	128,662
Smiths Group PLC, 3.625%, 11/13/2033	EUR	430,000	488,761
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034		$561,000	578,530
			$4,644,909
Construction – 0.7%
Empire Communities Corp., 9.75%, 5/01/2029 (n)		$471,000	$480,065
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		413,000	394,421
Mattamy Group Corp., 6%, 12/15/2033 (n)		231,000	221,775
New Home Co., 8.5%, 11/01/2030 (n)		491,000	501,666
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		426,000	416,514
			$2,014,441
Consumer Products – 1.6%
Acushnet Co., 5.625%, 12/01/2033 (n)		$594,000	$596,760
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.5%, 10/15/2029 (n)		439,000	364,158
Champ Acquisition Corp., 8.375%, 12/01/2031 (n)		453,000	477,226
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)		397,000	381,903
Energizer Holdings, Inc., 6%, 9/15/2033 (n)		181,000	173,091
Galderma Finance Europe Co., 3.375%, 3/17/2031	EUR	280,000	326,039
Henkel AG & Co. KGaA, 3.625%, 4/02/2031		300,000	356,551
International Design Group S.p.A., 10%, 11/15/2028		264,000	325,191
L'Oréal S.A., 5%, 5/20/2035 (n)		$276,000	279,361
MajorDrive Holdings IV LLC, 6.375%, 6/01/2029 (n)		218,000	182,289
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		433,000	432,358
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		455,000	420,265
			$4,315,192
Consumer Services – 2.2%
Allied Universal Holdco LLC, 6.875%, 6/15/2030 (n)		$247,000	$254,126
Allied Universal Holdco LLC, 7.875%, 2/15/2031 (n)		458,000	480,383
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		495,000	481,260
Eurofins Scientific SE, 3.875%, 2/05/2033	EUR	330,000	382,305
Garda World Security Corp., 6.5%, 1/15/2031 (n)		$240,000	245,178
Garda World Security Corp., 8.375%, 11/15/2032 (n)		600,000	619,067
Pluxee N.V., 3.75%, 9/04/2032	EUR	300,000	347,649

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Services – continued
Raven Acquisition Holdings LLC, 6.875%, 11/15/2031 (n)		$652,000	$645,416
Service Corp. International, 5.75%, 10/15/2032		1,401,000	1,413,352
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2027 (n)		353,000	334,584
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		449,000	417,357
TriNet Group, Inc., 7.125%, 8/15/2031 (n)		181,000	179,664
			$5,800,341
Containers – 0.7%
Ball Corp., 6%, 6/15/2029		$368,000	$374,383
Ball Corp., 2.875%, 8/15/2030		796,000	724,060
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/2030 (n)		430,000	390,150
Crown Americas LLC, 5.875%, 6/01/2033		376,000	378,734
			$1,867,327
Diversified Financial Services – 5.9%
Aroundtown S.A., 3%, 10/16/2029	GBP	210,000	$259,676
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		$388,000	388,000
Avolon Holdings Funding Ltd., 5.75%, 3/01/2029 (n)		257,000	262,884
Avolon Holdings Funding Ltd., 4.95%, 10/15/2032 (n)		397,000	387,334
Azorra Finance Ltd., 7.75%, 4/15/2030 (n)		591,000	612,238
Blackstone Secured Lending Fund, 5.35%, 4/13/2028		292,000	291,287
Credit Acceptance Corp., 9.25%, 12/15/2028 (n)		243,000	253,402
Credit Acceptance Corp., 6.625%, 3/15/2030 (n)		458,000	456,470
CrossCountry Intermediate HoldCo LLC, 6.5%, 10/01/2030 (n)		335,000	329,123
CrossCountry Intermediate HoldCo LLC, 6.75%, 12/01/2032 (n)		190,000	183,650
FirstCash, Inc., 6.125%, 5/01/2034 (n)(w)		465,000	463,895
Freedom Mortgage Holdings LLC, 9.25%, 2/01/2029 (n)		457,000	473,466
Freedom Mortgage Holdings LLC, 6.875%, 5/01/2031 (n)		234,000	225,713
Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031 (n)		186,000	192,652
FTAI Aviation Ltd., 5.5%, 5/01/2028 (n)		424,000	423,825
FTAI Aviation Ltd., 7.875%, 12/01/2030 (n)		361,000	379,041
Global Aircraft Leasing Co. Ltd., 8.75%, 9/01/2027 (n)		377,000	382,395
Goldman Sachs Private Credit Corp., 6.15%, 6/16/2031 (n)		255,000	252,854
Heimstaden AB, 8.375%, 1/29/2030	EUR	258,000	316,203
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 1/15/2029		$470,000	472,392
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 10%, 11/15/2029 (n)		204,000	205,781
Jefferson Capital Holdings LLC, 8.25%, 5/15/2030 (n)		397,000	415,487
Macquarie AirFinance Holdings Ltd., 5.15%, 3/17/2030 (n)		198,000	197,232
Macquarie AirFinance Holdings Ltd., 6.5%, 3/26/2031 (n)		183,000	191,251
Muthoot Finance Ltd., 7.125%, 2/14/2028 (n)		226,000	229,433
Muthoot Finance Ltd., 5.75%, 8/04/2030 (n)		343,000	340,096

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Diversified Financial Services – continued
Navient Corp., 9.375%, 7/25/2030		$233,000	$241,790
OneMain Finance Corp., 6.625%, 5/15/2029		513,000	521,842
OneMain Finance Corp., 5.375%, 11/15/2029		296,000	291,781
OneMain Finance Corp., 7.5%, 5/15/2031		296,000	303,477
OneMain Finance Corp., 6.75%, 9/15/2033		324,000	318,686
PennyMac Financial Services, Inc., 6.875%, 2/15/2033 (n)		1,039,000	1,021,704
Rocket Cos., Inc., 6.125%, 8/01/2030 (n)		469,000	475,958
Rocket Cos., Inc., 6.375%, 8/01/2033 (n)		965,000	976,768
Rocket Cos., Inc., 4%, 10/15/2033 (n)		160,000	144,156
Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031 (n)		219,000	203,319
Shriram Finance Ltd., 6.15%, 4/03/2028 (n)		731,000	745,776
Shurgard Luxembourg S.à r.l., 4%, 5/27/2035	EUR	300,000	341,873
SMBC Aviation Capital Finance DAC, 5.25%, 11/26/2035 (n)		$705,000	690,611
TrueNoord Capital DAC, 8.75%, 3/01/2030 (n)		280,000	285,490
VGP N.V., 2.25%, 1/17/2030	EUR	200,000	219,919
Walker & Dunlop, Inc., 6.625%, 4/01/2033 (n)		$505,000	502,201
			$15,871,131
Electrical Equipment – 0.2%
PR RNO Property Owner 1 LLC, 6.5%, 5/01/2031 (n)(w)		$490,000	$485,695
Emerging Market Quasi-Sovereign – 5.5%
Abu Dhabi Developmental Holding Co. PJSC, 5.5%, 5/08/2034 (n)		$644,000	$659,668
Abu Dhabi Developmental Holding Co. PJSC, 5.25%, 10/02/2054		853,000	772,384
Bank Gospodarstwa Krajowego (Republic of Poland), 5.75%, 7/09/2034 (n)		940,000	977,566
Chile Electricity Lux MPC II S.à r.l., 5.58%, 10/20/2035 (n)		507,325	518,233
Codelco, Inc. (Republic of Chile), 5.529%, 1/30/2037 (n)		200,000	198,580
Comision Federal de Electricidad (United Mexican States), 6.045%, 1/28/2034 (n)		400,000	394,952
Corporacion Financiera de Desarrollo S.A. (Republic of Peru), 5.5%, 5/06/2030 (n)		200,000	204,180
Empresa Nacional del Petroleo (Republic of Chile), 5.95%, 7/30/2034 (n)		425,000	439,292
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028 (n)		1,052,000	1,069,780
Export-Import Bank of India, 3.375%, 8/05/2026		1,366,000	1,361,765
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)		700,000	640,648
JSC National Co. Kazakhstan Temir Zholy, 4.875%, 4/29/2031 (n)		200,000	197,204
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		490,000	500,024

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
Navoi Mining & Metallurgical Co. (Republic of Uzbekistan), 6.7%, 10/17/2028		$538,000	$552,934
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.75%, 5/02/2034 (n)		285,000	299,300
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.875%, 4/25/2044 (n)		373,000	377,705
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 5.125%, 6/23/2051 (n)		600,000	479,723
Petroleos Mexicanos, 6.7%, 2/16/2032		499,000	500,627
Petroleos Mexicanos, 6.75%, 9/21/2047		634,000	533,998
PETRONAS Capital Ltd. (Federation of Malaysia), 5.34%, 4/03/2035 (n)		462,000	476,935
PT Perusahaan Listrik Negara (Republic of Indonesia), 5.45%, 2/03/2036 (n)		492,000	478,648
PT Perusahaan Listrik Negara (Republic of Indonesia), 4%, 6/30/2050 (n)		270,000	188,245
Qatar Petroleum, 3.125%, 7/12/2041		355,000	266,314
Saudi Arabian Oil Co., 5%, 2/02/2036 (n)		323,000	317,527
Saudi Arabian Oil Co., 5.75%, 7/17/2054 (n)		410,000	386,912
Saudi Arabian Oil Co., 6.375%, 6/02/2055 (n)		511,000	520,638
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		1,152,000	1,240,077
Uzbek Industrial & Construction Bank ATB (Republic of Uzbekistan), 8.95%, 7/24/2029 (n)		388,000	418,901
			$14,972,760
Emerging Market Sovereign – 9.6%
Eagle Funding LuxCo S.à r.l. (United Mexican States), 5.5%, 8/17/2030 (n)		$250,000	$251,925
Federal Republic of Nigeria, 7.875%, 2/16/2032		320,000	337,320
Federative Republic of Brazil, 10%, 1/01/2035	BRL	15,300,000	2,528,371
Hellenic Republic (Republic of Greece), 4.125%, 6/15/2054	EUR	1,876,000	2,083,202
Kingdom of Saudi Arabia, 5.125%, 1/13/2028 (n)		$363,000	366,555
Kingdom of Saudi Arabia, 4.875%, 1/12/2036 (n)		843,000	828,545
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	11,700,000	300,737
Oriental Republic of Uruguay, 9.75%, 7/20/2033		10,000,000	276,442
Republic of Angola, 8.25%, 5/09/2028		$491,000	503,166
Republic of Angola, 9.375%, 5/08/2048		400,000	389,202
Republic of Argentina, 4.125%, 7/09/2035		1,047,289	780,230
Republic of Bulgaria, 5%, 3/05/2037		408,000	397,423
Republic of Chile, 3.1%, 1/22/2061		672,000	413,011
Republic of Costa Rica, 7.3%, 11/13/2054		591,000	664,875
Republic of Cote d'Ivoire, 5.25%, 3/22/2030	EUR	802,000	942,279

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Guatemala, 6.05%, 8/06/2031 (n)		$420,000	$434,868
Republic of Guatemala, 6.125%, 6/01/2050 (n)		564,000	563,662
Republic of Hungary, 5.5%, 6/16/2034 (n)		970,000	982,173
Republic of Hungary, 6%, 9/26/2035 (n)		333,000	346,274
Republic of Paraguay, 5.6%, 3/13/2048		1,049,000	978,192
Republic of Peru, 5.375%, 2/08/2035		422,000	425,376
Republic of Peru, 6.85%, 8/12/2035	PEN	3,200,000	950,858
Republic of Poland, 5.375%, 2/12/2035		$397,000	404,539
Republic of Poland, 6.125%, 4/14/2056		328,000	328,891
Republic of Romania, 6.375%, 1/30/2034		554,000	559,633
Republic of Romania, 7.5%, 2/10/2037		638,000	680,432
Republic of Serbia, 1.65%, 3/03/2033	EUR	115,000	112,669
Republic of Serbia, 6%, 6/12/2034 (n)		$689,000	707,244
Republic of South Africa, 8.875%, 2/28/2035	ZAR	39,200,000	2,364,850
Republic of South Africa, 7.1%, 11/19/2036 (n)		$675,000	705,083
Republic of South Africa, 7.3%, 4/20/2052		396,000	379,781
Republic of Turkey, 7.625%, 5/15/2034		540,000	561,525
Republic of Turkey, 6.5%, 1/03/2035		308,000	296,781
Sultanate of Oman, 6%, 8/01/2029		406,000	422,096
Sultanate of Oman, 7%, 1/25/2051		600,000	677,442
United Mexican States, 4.75%, 4/27/2032		736,000	710,608
United Mexican States, 5.85%, 7/02/2032		408,000	414,467
United Mexican States, 5.625%, 2/09/2034		351,000	346,497
United Mexican States, 6.125%, 2/09/2038		200,000	197,270
United Mexican States, 3.771%, 5/24/2061		430,000	259,505
			$25,873,999
Energy - Independent – 3.2%
Aker BP ASA, 4%, 5/29/2032	EUR	330,000	$390,096
APA Corp., 6.1%, 2/15/2035		$98,000	101,677
APA Corp., 6.75%, 2/15/2055		178,000	181,917
Azule Energy Finance PLC, 8.25%, 1/22/2031 (n)		419,000	431,736
California Resources Corp., 7%, 1/15/2034 (n)		422,000	430,622
Chord Energy Corp., 6%, 10/01/2030 (n)		145,000	147,798
Chord Energy Corp., 6.75%, 3/15/2033 (n)		502,000	522,367
CNX Resources Corp., 7.25%, 3/01/2032 (n)		583,000	607,391
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)		703,000	702,752
Gulfport Energy Corp., 6.75%, 9/01/2029 (n)		604,000	619,650
Infinity Natural Resource Co., 7.625%, 4/01/2031 (n)		470,000	477,946
Kraken Oil & Gas Partners LLC, 7.625%, 8/15/2029 (n)		333,000	339,308
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.875%, 12/01/2032 (n)		634,000	655,986
Matador Resources Co., 6.5%, 4/15/2032 (n)		199,000	203,212

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
Matador Resources Co., 6%, 4/15/2034 (n)		$226,000	$226,859
Occidental Petroleum Corp., 6.45%, 9/15/2036		271,000	291,228
Pioneer Natural Resources Co., 2.15%, 1/15/2031		286,000	258,263
Santos Finance Ltd., 5.75%, 11/13/2035 (n)		397,000	401,669
SM Energy Co., 8.625%, 11/01/2030 (n)		185,000	195,688
SM Energy Co., 8.75%, 7/01/2031 (n)		408,000	428,018
SM Energy Co., 6.625%, 4/15/2034 (n)		225,000	228,111
Var Energi ASA, 3.875%, 3/12/2031	EUR	280,000	328,077
Wildfire Intermediate Holdings LLC, 7.5%, 10/15/2029 (n)		$394,000	405,507
			$8,575,878
Energy - Integrated – 0.7%
BP Capital Markets B.V., 0.933%, 12/04/2040	EUR	190,000	$142,202
BP Capital Markets PLC, 6%, 2/19/2173	GBP	280,000	383,357
Eni S.p.A, 4.25%, 5/19/2033	EUR	310,000	376,454
Exxon Mobil Corp., 1.408%, 6/26/2039		450,000	384,676
Orlen S.A., 6%, 1/30/2035		$542,000	562,685
			$1,849,374
Entertainment & Leisure – 1.2%
Life Time, Inc., 6%, 11/15/2031 (n)		$378,000	$383,716
Lindblad Expeditions Holdings, Inc., 7%, 9/15/2030 (n)		433,000	444,813
Royal Caribbean Cruises Ltd., 6%, 2/01/2033 (n)		485,000	492,433
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)		324,000	329,763
Six Flags Entertainment Corp./Canada Wonderland Co., 8.625%, 1/15/2032 (n)		478,000	485,959
Viking Cruises Ltd. Co., 5.875%, 10/15/2033 (n)		356,000	356,905
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)		656,000	655,573
			$3,149,162
Food & Beverages – 4.3%
Anheuser-Busch InBev S.A./N.V., 4.125%, 5/19/2045	EUR	110,000	$122,750
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$207,000	192,874
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		331,000	323,090
Bacardi Ltd., 5.15%, 5/15/2038 (n)		530,000	492,630
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)		126,000	124,876
Central American Bottling Corp., 5.25%, 4/27/2029 (n)		691,000	683,130
Chobani LLC/Chobani Finance Corp., 6.375%, 4/15/2034 (n)		564,000	575,452
Fiesta Purchaser, Inc., 7.875%, 3/01/2031 (n)		257,000	265,398
Fiesta Purchaser, Inc., 9.625%, 9/15/2032 (n)		320,000	330,935
Flowers Foods, Inc., 5.75%, 3/15/2035		118,000	113,704
Flowers Foods, Inc., 6.2%, 3/15/2055		50,000	42,241
Gruma S.A.B. de C.V., 5.39%, 12/09/2034 (n)		200,000	202,130
Heineken N.V., 3.505%, 5/03/2034	EUR	540,000	622,156

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 3.625%, 1/15/2032		$1,000,000	$924,761
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 5.5%, 1/15/2036		324,000	322,969
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 6.5%, 12/01/2052		173,000	173,503
Kraft Heinz Foods Co., 4.375%, 6/01/2046		393,000	307,980
Magnum ICC Finance B.V., 3.75%, 11/26/2034	EUR	370,000	424,148
Magnum ICC Finance B.V., 4%, 11/26/2037		290,000	327,001
Maple Parent Holdings Corp., 4.728%, 3/26/2035		280,000	329,439
Mars, Inc., 4.8%, 3/01/2030 (n)		$251,000	253,542
Mars, Inc., 5.2%, 3/01/2035 (n)		508,000	512,533
Mars, Inc., 5.7%, 5/01/2055 (n)		387,000	376,565
Performance Food Group Co., 6.125%, 9/15/2032 (n)		388,000	393,304
Performance Food Group Co., 5.625%, 3/01/2034 (n)		318,000	311,373
Post Holdings, Inc., 4.625%, 4/15/2030 (n)		972,000	944,331
Post Holdings, Inc., 6.25%, 10/15/2034 (n)		381,000	376,109
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)		834,000	824,921
U.S. Foods Holding Corp., 5.75%, 4/15/2033 (n)		197,000	197,723
Viking Baked Goods Acquisition Corp., 8.625%, 11/01/2031 (n)		419,000	427,806
			$11,519,374
Forest & Paper Products – 0.2%
Smurfit Kappa Treasury Co., 3.489%, 11/24/2031	EUR	110,000	$127,445
Veritiv Operating Co., 10.5%, 11/30/2030 (n)		$452,000	476,306
			$603,751
Global Systemically Important Banks – 3.9%
Bank of America Corp., 5.202% to 4/25/2028, FLR (SOFR - 1 day + 1.63%) to 4/25/2029		$190,000	$192,542
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		409,000	371,126
Bank of America Corp., 5.464% to 5/09/2035, FLR (SOFR - 1 day + 1.64%) to 5/09/2036		630,000	643,138
BNP Paribas S.A., 6.875% to 12/15/2033, FLR (CMT - 5yr. + 2.853%) to 6/15/2174 (n)		340,000	337,696
Deutsche Bank AG, 5.373% to 1/10/2028, FLR (SOFR - 1 day + 1.21%) to 1/10/2029		440,000	444,911
Deutsche Bank AG, 4.95% to 8/04/2030, FLR (SOFR - 1 day + 1.3%) to 8/04/2031		413,000	411,705
Goldman Sachs Group, Inc., 4.692% to 10/23/2029, FLR (SOFR - 1 day + 1.135%) to 10/23/2030		216,000	215,996
Goldman Sachs Group, Inc., 5.016% to 10/23/2034, FLR (SOFR - 1 day + 1.42%) to 10/23/2035		393,000	386,663

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Global Systemically Important Banks – continued
Goldman Sachs Group, Inc., 5.065% to 1/21/2036, FLR (SOFR - 1 day + 1.19%) to 1/21/2037		$405,000	$395,943
HSBC Holdings PLC, 5.279% to 3/10/2036, FLR (SOFR - 1 day + 1.55%) to 3/10/2037		318,000	313,634
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030		343,000	352,624
JPMorgan Chase & Co., 4.603% to 10/22/2029, FLR (SOFR - 1 day + 1.04%) to 10/22/2030		546,000	547,266
JPMorgan Chase & Co., 1.953% to 2/04/2031, FLR (SOFR - 1 day + 1.065%) to 2/04/2032		518,000	457,061
JPMorgan Chase & Co., 3.136% to 2/18/2031, FLR (EURIBOR - 3mo. + 0.76%) to 2/18/2032	EUR	450,000	518,776
JPMorgan Chase & Co., 5.502% to 1/24/2035, FLR (SOFR - 1 day + 1.315%) to 1/24/2036		$312,000	319,500
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032		550,000	487,894
Mitsubishi UFJ Financial Group, Inc., 5.188%, 9/12/2036		424,000	421,287
Morgan Stanley, 1.593% to 5/04/2026, FLR (SOFR - 1 day + 0.879%) to 5/04/2027		312,000	311,924
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		550,000	528,648
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034		489,000	498,376
UBS Group AG, 3.125%, 2/13/2031	EUR	410,000	474,792
UBS Group AG, 2.746% to 2/11/2032, FLR (CMT - 1yr. + 1.1%) to 2/11/2033 (n)		$711,000	630,921
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)		579,000	530,809
Wells Fargo & Co., 5.244% to 1/24/2030, FLR (SOFR - 1 day + 1.11%) to 1/24/2031		191,000	194,707
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		437,000	402,317
			$10,390,256
Hardware, Peripherals, & Assembly – 0.5%
SS&C Technologies Holdings, Inc., 6.5%, 6/01/2032 (n)		$375,000	$379,437
Virtusa Corp., 7.125%, 12/15/2028 (n)		330,000	274,398
Zebra Technologies Corp., “A”, 6.5%, 6/01/2032 (n)		605,000	616,769
			$1,270,604

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Industrial – 1.0%
AECOM, 6%, 8/01/2033 (n)		$734,000	$739,992
APi Escrow Corp., 4.75%, 10/15/2029 (n)		869,000	851,531
Brundage-Bone Concrete Pumping Holdings, Inc., 7.5%, 2/01/2032 (n)		397,000	403,471
WSP Global, Inc., 5.039%, 9/18/2031 (n)		216,000	215,075
WSP Global, Inc., 5.714%, 9/18/2036 (n)		492,000	489,010
			$2,699,079
Insurance – 0.9%
Aviva PLC, 4.625%, 8/28/2056	EUR	218,000	$258,065
Corebridge Financial, Inc., 4.35%, 4/05/2042		$228,000	189,947
Corebridge Financial, Inc., 6.875% to 12/01/2030, FLR (CMT - 5yr. + 3.181%) to 6/01/2174		233,000	239,656
Corebridge Global Funding, 4.9%, 8/21/2032 (n)		310,000	307,268
Mapfre S.A., 3.125%, 1/20/2032	EUR	400,000	459,514
Northwestern Mutual Life Insurance Co., 6.17%, 5/29/2055 (n)		$424,000	437,075
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)		408,000	432,058
			$2,323,583
Insurance - Health – 1.0%
Bupa Finance PLC, 6.625%, 11/18/2045	GBP	110,000	$142,285
Centene Corp., 4.625%, 12/15/2029		$235,000	229,101
Centene Corp., 3%, 10/15/2030		375,000	337,150
Humana, Inc., 5.375%, 4/15/2031		196,000	198,678
Humana, Inc., 5.55%, 5/01/2035		455,000	452,098
Molina Healthcare, Inc., 6.5%, 2/15/2031 (n)		753,000	766,140
UnitedHealth Group, Inc., 5.15%, 7/15/2034		455,000	460,432
			$2,585,884
Insurance - Property & Casualty – 3.7%
Acrisure LLC/Acrisure Finance, Inc., 7.5%, 11/06/2030 (n)		$148,000	$150,298
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 7/01/2032 (n)		656,000	646,299
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)		265,000	259,773
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7%, 1/15/2031 (n)		403,000	411,299
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.5%, 10/01/2031 (n)		184,000	185,573
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.375%, 10/01/2032 (n)		282,000	277,090
American International Group, Inc., 5.125%, 3/27/2033		317,000	320,607
Amynta Agency Borrower, Inc., 7.5%, 7/15/2033 (n)		478,000	466,094
Ardonagh Finco Ltd., 6.875%, 2/15/2031	EUR	138,000	162,150
Ardonagh Finco Ltd., 7.75%, 2/15/2031 (n)		$200,000	204,176

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
Arthur J. Gallagher & Co., 5%, 2/15/2032		$79,000	$79,160
Arthur J. Gallagher & Co., 6.5%, 2/15/2034		109,000	117,549
Arthur J. Gallagher & Co., 5.75%, 3/02/2053		238,000	227,030
Asurion LLC, 8%, 12/31/2032 (n)		812,000	848,206
Asurion LLC, 8.375%, 2/01/2034 (n)		698,000	688,652
Baldwin Insurance Group Holdings LLC, 7.125%, 5/15/2031 (n)		650,000	658,113
Broadstreet Partners, Inc., 5.875%, 4/15/2029 (n)		188,000	185,123
Fairfax Financial Holdings Ltd., 4.25%, 12/06/2027	CAD	672,000	499,195
Fairfax Financial Holdings Ltd., 5.75%, 5/20/2035		$253,000	258,993
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054		402,000	409,138
Hub International Ltd., 5.625%, 12/01/2029 (n)		180,000	177,739
Hub International Ltd., 7.25%, 6/15/2030 (n)		593,000	613,441
Hub International Ltd., 7.375%, 1/31/2032 (n)		275,000	281,702
Liberty Mutual Group, Inc., 3.875%, 9/26/2035	EUR	340,000	388,859
Marsh & McLennan Cos., Inc., 5.4%, 3/15/2055		$319,000	297,407
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)		944,000	948,421
Progressive Corp., 5.15%, 3/26/2036		318,000	317,215
			$10,079,302
Interactive Media Services – 0.2%
Snap, Inc., 6.875%, 3/01/2033 (n)		$587,000	$571,466
International Market Quasi-Sovereign – 0.7%
Aena SME S.A. (Kingdom of Spain), 3.5%, 1/22/2036	EUR	200,000	$227,480
Electricite de France S.A., 4.625%, 1/25/2043		200,000	230,870
Landsbankinn hf. (Republic of Iceland), 3.625%, 11/03/2032		220,000	251,192
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)		$425,000	376,736
Swisscom Finance B.V., 3.625%, 11/17/2037	EUR	600,000	681,254
			$1,767,532
International Market Sovereign – 3.0%
Government of Bermuda, 2.375%, 8/20/2030 (n)		$239,000	$217,284
Government of Bermuda, 5%, 7/15/2032 (n)		931,000	933,979
Kingdom of Spain, 3.2%, 10/31/2035 (n)	EUR	1,941,000	2,233,404
Republic of Iceland, 6.5%, 1/24/2031	ISK	16,000,000	125,522
Republic of Italy, 4.3%, 10/01/2054 (n)	EUR	3,546,000	3,999,137
State of Israel, 5%, 1/13/2036		$600,000	582,214
			$8,091,540

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Local Authorities – 0.4%
Province of Alberta, 1.65%, 6/01/2031	CAD	553,000	$374,294
Province of British Columbia, 2.95%, 6/18/2050		405,000	221,605
Province of Ontario, 3.25%, 7/03/2035	EUR	440,000	509,446
			$1,105,345
Machinery & Tools – 0.7%
Manitowoc Co., Inc., 9.25%, 10/01/2031 (n)		$405,000	$433,029
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)		959,000	995,710
Terex Corp., 6.25%, 10/15/2032 (n)		373,000	379,105
			$1,807,844
Media – 3.5%
Arqiva Broadcast Finance PLC, 8.625%, 7/01/2030	GBP	472,000	$549,720
Discovery Global Holdings, Inc., 4.279%, 3/15/2032		$93,000	84,233
Dotdash Meredith, Inc., 7.625%, 6/15/2032 (n)		438,000	411,111
Graham Holdings Co., 5.625%, 12/01/2033 (n)		533,000	527,567
Gray Media, Inc., 4.75%, 10/15/2030 (n)		186,000	148,899
Gray Media, Inc., 9.625%, 7/15/2032 (n)		374,000	380,251
Gray Media, Inc., 7.25%, 8/15/2033 (n)		289,000	294,274
Informa PLC, 3.75%, 4/29/2032	EUR	210,000	244,551
NAVER Corp., 3.75%, 4/21/2033		340,000	396,896
News Corp., 3.875%, 5/15/2029 (n)		$520,000	503,000
Nexstar Media, Inc., 6.5%, 9/15/2033 (n)		667,000	672,133
Nexstar Media, Inc., 7.25%, 4/15/2034 (n)		344,000	346,197
Omnicom Group, Inc., 3.85%, 5/02/2034	EUR	610,000	699,937
Paramount Global, 4.95%, 1/15/2031		$186,000	175,455
Prosus N.V., 3.061%, 7/13/2031 (n)		325,000	297,107
Scripps Escrow II, Inc., 3.875%, 1/15/2029 (n)		307,000	290,894
Sinclair Television Group, Inc., 8.125%, 2/15/2033 (n)		517,000	535,390
Stagwell Global LLC, 5.625%, 8/15/2029 (n)		563,000	535,556
Univision Communications, Inc., 8.5%, 7/31/2031 (n)		641,000	650,551
Univision Communications, Inc., 8.875%, 4/15/2033 (n)		291,000	292,586
Versant Media Group, Inc., 7.25%, 1/30/2031 (n)		286,000	296,944
ViacomCBS, Inc., 4.375%, 3/15/2043		280,000	178,556
WarnerMedia Holdings, Inc., 5.05%, 3/15/2042		521,000	371,749
WMG Acquisition Corp., 3.75%, 12/01/2029 (n)		263,000	249,669
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)		337,000	317,688
			$9,450,914
Medical & Health Technology & Services – 3.2%
Acadia Healthcare Co., Inc., 7.375%, 3/15/2033 (n)		$485,000	$496,103
Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028 (n)		428,000	441,910
Baxter International, Inc., 4.9%, 12/15/2030		117,000	115,792
Baxter International, Inc., 5.65%, 12/15/2035		148,000	145,382

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
Becton, Dickinson and Co., 4.874%, 2/08/2029		$446,000	$450,286
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)		557,000	493,811
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)		954,000	900,801
Concentra, Inc., 6.875%, 7/15/2032 (n)		488,000	505,710
Encompass Health Corp., 4.75%, 2/01/2030		573,000	564,127
Encompass Health Corp., 4.625%, 4/01/2031		202,000	196,459
HCA, Inc., 4.9%, 11/15/2035		266,000	257,458
HCA, Inc., 5.7%, 11/15/2055		236,000	219,509
IQVIA, Inc., 5%, 5/15/2027 (n)		454,000	453,635
IQVIA, Inc., 6.5%, 5/15/2030 (n)		400,000	408,238
IQVIA, Inc., 6.25%, 6/01/2032 (n)		453,000	461,333
New York Society for Relief of Ruptured & Crippled Maintaining Hospital Special Surgery, 2.667%, 10/01/2050		318,000	191,337
Prime Healthcare Services, Inc., 9.375%, 9/01/2029 (n)		381,000	395,087
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		205,000	199,199
Star Parent, Inc., 9%, 10/01/2030 (n)		283,000	296,458
Surgery Center Holdings, Inc., 7.25%, 4/15/2032 (n)		566,000	564,489
Thermo Fisher Scientific, Inc., 4.473%, 10/07/2032		470,000	464,604
U.S. Acute Care Solutions LLC, 9.75%, 5/15/2029 (n)		363,000	343,049
			$8,564,777
Medical Equipment – 1.2%
Abbott Laboratories, 4.65%, 3/15/2036		$570,000	$553,527
Danaher Corp., 3.25%, 4/29/2030	EUR	570,000	667,865
Insulet Corp., 6.5%, 4/01/2033 (n)		$584,000	596,146
Medline Borrower LP, 5.25%, 10/01/2029 (n)		681,000	677,738
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/2029 (n)		282,000	288,379
Stryker Corp., 5.2%, 2/10/2035		348,000	352,527
			$3,136,182
Metals & Mining – 2.3%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$535,000	$428,000
BHP Billiton Finance Ltd., 3.643%, 9/04/2035	EUR	440,000	504,099
Coeur Mining, Inc., 6.875%, 4/01/2032 (n)		$402,000	414,311
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		608,000	606,712
First Quantum Minerals Ltd., 8%, 3/01/2033 (n)		400,000	420,296
Fortescue Treasury Pty Ltd., 4.375%, 4/01/2031 (n)		925,000	883,873
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		393,000	390,578
Mineral Resources Ltd., 9.25%, 10/01/2028 (n)		464,000	481,581
Mineral Resources Ltd., 6%, 5/01/2032 (n)		286,000	283,783
Norsk Hydro ASA, 3.75%, 6/17/2033	EUR	140,000	164,239
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)		$426,000	441,588

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2030 (a)(p)(z)		$263,920	$146,195
Samarco Mineracao S.A., 4% Cash + 5% PIK to 12/30/2026, (5.5% Cash + 3.5% PIK) to 12/30/2027, 9.25% Cash to 12/30/2029, 9.5% Cash to 6/30/2031 (p)		466,006	467,528
SunCoke Energy, Inc., 4.875%, 6/30/2029 (n)		187,000	172,402
Taseko Mines Ltd., 8.25%, 5/01/2030 (n)		496,000	519,236
			$6,324,421
Midstream – 5.3%
Antero Midstream Corp., 5.75%, 7/01/2034 (n)		$958,000	$955,531
Cheniere Energy Partners LP, 5.55%, 10/30/2035		443,000	452,145
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)		379,000	398,534
Delek Logistics Partners LP/Delek Logistics Corp., 8.625%, 3/15/2029 (n)		562,000	586,365
Delek Logistics Partners LP/Delek Logistics Corp., 7.375%, 6/30/2033 (n)		293,000	302,389
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054		396,000	373,255
Energy Transfer LP, 5.95%, 5/15/2054		273,000	257,744
Genesis Energy LP/Genesis Energy Finance Corp., 8.25%, 1/15/2029		499,000	518,640
Genesis Energy LP/Genesis Energy Finance Corp., 6.75%, 3/15/2034		271,000	272,956
NuStar Logistics LP, 6.375%, 10/01/2030		599,000	622,676
Pembina Pipeline Corp., 4.81%, 3/25/2044	CAD	395,000	273,835
Plains All American Pipeline LP, 5.7%, 9/15/2034		$350,000	358,303
Plains All American Pipeline LP, 5.6%, 1/15/2036		201,000	201,342
Prairie Acquiror LP, 9%, 8/01/2029 (n)		456,000	476,188
Rockies Express Pipeline LLC, 4.95%, 7/15/2029 (n)		59,000	58,193
Rockies Express Pipeline LLC, 6.75%, 3/15/2033 (n)		264,000	275,253
Rockies Express Pipeline LLC, 7.5%, 7/15/2038 (n)		203,000	213,908
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (n)		595,000	600,880
Sunoco LP, 4.625%, 5/01/2030 (n)		563,000	547,542
Sunoco LP, 7.25%, 5/01/2032 (n)		697,000	729,988
Sunoco LP, 6.625%, 8/15/2032 (n)		240,000	245,378
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)		804,000	802,064
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)		230,000	236,953
Tallgrass Energy Partners LP, 6.75%, 3/15/2034 (n)		124,000	126,701
Targa Resources Corp., 4.2%, 2/01/2033		131,000	124,445
Targa Resources Corp., 4.95%, 4/15/2052		389,000	327,257
TransMontaigne Partners LLC, 8.5%, 6/15/2030 (n)		335,000	346,702
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)		540,000	505,848
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)		238,000	243,527
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)		407,000	444,186

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)		$499,000	$520,274
Venture Global LNG, Inc., 9% to 9/30/2029, FLR (CMT - 5yr. + 5.44%) to 3/30/2173 (n)		710,000	702,220
Venture Global Plaquemines LNG LLC, 7.5%, 5/01/2033 (n)		176,000	195,178
Venture Global Plaquemines LNG LLC, 6.5%, 1/15/2034 (n)		433,000	453,568
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/2036 (n)		464,000	493,251
			$14,243,219
Municipals – 0.4%
Massachusetts Development Finance Agency Rev., Taxable (Middlesex Sustainable Energy Partners), “B”, 7.375%, 10/01/2035		$145,000	$149,214
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.641%, 7/01/2037		435,000	383,281
Michigan Finance Authority, Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040		330,000	275,008
New Hampshire National Finance Authority, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034		345,000	365,963
			$1,173,466
Natural Gas - Distribution – 0.4%
Boston Gas Co., 5.843%, 1/10/2035 (n)		$505,000	$528,659
ENGIE S.A., 3.25%, 1/11/2032	EUR	200,000	231,232
Vier Gas Transport GmbH, 3.625%, 9/08/2033		200,000	231,014
			$990,905
Network & Telecom – 1.0%
Altice Financing S.A., 5.75%, 8/15/2029 (n)		$240,000	$176,666
Iliad Holding S.A.S., 7%, 10/15/2028 (n)		840,000	845,745
Iliad Holding S.A.S., 5.375%, 4/15/2030 (n)	EUR	100,000	119,683
Iliad Holding S.A.S., 6.875%, 4/15/2031 (n)		233,000	287,289
Koninklijke KPN N.V., 0.875%, 12/14/2032		300,000	295,618
NTT Finance Corp., 5.171%, 7/16/2032 (n)		$549,000	554,751
NTT Finance Corp., 3.678%, 7/16/2033	EUR	170,000	198,332
Windstream Services LLC/Windstream Escrow, 8.25%, 10/01/2031 (n)		$199,000	210,482
			$2,688,566

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Non-Global Systemically Important Banks – 3.8%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)		$621,000	$648,852
AIB Group PLC, 3.75% to 3/20/2032, FLR (EUR ICE Swap Rate - 1yr. + 1.25%) to 3/20/2033	EUR	210,000	247,261
AIB Group PLC, 5.871% to 3/28/2034, FLR (SOFR - 1 day + 1.91%) to 3/28/2035 (n)		$400,000	414,706
Bank Hapoalim B.M., 4.722%, 7/14/2029 (n)		600,000	593,237
BPCE S.A., 2.277% to 1/20/2031, FLR (SOFR - 1 day + 1.312%) to 1/20/2032 (n)		500,000	441,619
CaixaBank S.A., 3.375%, 6/26/2035	EUR	200,000	227,383
Ceska Sporitelna A.S., 3.657%, 2/11/2033		300,000	346,174
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		$488,000	441,809
Crédit Agricole S.A, 3.875%, 2/16/2038	EUR	400,000	455,323
Danske Bank A.S., 4.613% to 10/02/2029, FLR (CMT - 1yr. + 1.1%) to 10/02/2030 (n)		$390,000	388,669
Erste Group Bank AG, 3.75%, 4/21/2036	EUR	300,000	346,275
Lloyds Banking Group PLC, 5.625%, 9/16/2036	GBP	361,000	483,870
M&T Bank Corp., 4.553% to 8/16/2027, FLR (SOFR - 1 day + 1.78%) to 8/16/2028		$260,000	260,000
M&T Bank Corp., 6.082% to 3/13/2031, FLR (SOFR - 1 day + 2.26%) to 3/13/2032		371,000	388,811
mBank S.A., 4.034% to 9/27/2029, FLR (EURIBOR - 3mo. + 1.75%) to 9/27/2030	EUR	200,000	237,272
Nationwide Building Society, 3.854% to 2/03/2036, FLR (EURIBOR - 3mo. + 0.995%) to 2/03/2037		390,000	450,590
NatWest Group PLC, 3.632%, 9/03/2034		220,000	253,962
NatWest Markets PLC, 3.125%, 1/13/2031		320,000	370,647
PKO Bank Polski S.A., FLR , 3.75% (EURIBOR - 1mo. + 0.93%), 5/06/2030 (w)		330,000	387,579
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035		$287,000	295,826
PNC Financial Services Group, Inc., 5.575% to 1/29/2035, FLR (SOFR - 1 day + 1.394%) to 1/29/2036		336,000	343,705
SNB Funding Ltd., 6% to 6/24/2030, FLR (CMT - 5yr. + 2%) to 6/24/2035		513,000	515,010
Svenska Handelsbanken AB, 3.5%, 4/29/2033	EUR	540,000	626,940
Texas Capital Bancshares, Inc., 5.301% to 2/27/2031, FLR (SOFR - 1 day + 1.94%) to 2/27/2032		$729,000	723,122
UniCredit S.p.A., 2.875% to 7/15/2029, FLR (EURIBOR - 3mo. + 0.55%) to 7/15/2030	EUR	220,000	254,317
			$10,142,959

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Oil Services – 0.6%
Nabors Industries, Inc., 8.875%, 8/15/2031 (n)		$483,000	$510,010
U.S.A. Compression Partners LP/Finance Co., 7.125%, 3/15/2029 (n)		736,000	760,607
Valaris Ltd., 8.375%, 4/30/2030 (n)		447,000	466,118
			$1,736,735
Pharmaceuticals & Biotechnology – 1.6%
1261229 B.C. Ltd., 10%, 4/15/2032 (n)		$836,000	$863,403
AbbVie, Inc., 4.4%, 3/15/2033		401,000	393,638
AbbVie, Inc., 5.35%, 3/15/2044		226,000	219,253
AbbVie, Inc., 5.4%, 3/15/2054		282,000	267,632
Bausch Health Co., Inc., 4.875%, 6/01/2028 (n)		115,000	108,023
Bausch Health Co., Inc., 5.25%, 1/30/2030 (n)		214,000	139,316
Cheplapharm Arzneimittel GmbH, 6.75%, 2/15/2032	EUR	330,000	387,274
Eli Lilly & Co., 5.5%, 2/12/2055		$418,000	406,895
Genmab A.S., 6.25%, 12/15/2032 (n)		677,000	694,771
Grifols S.A., 7.125%, 5/01/2030	EUR	325,000	395,969
Merck & Co., Inc., 4.75%, 12/04/2035		$474,000	463,965
			$4,340,139
Pollution Control – 0.9%
Biffa Group Holdings Ltd., 7.375%, 6/15/2031	GBP	310,000	$421,748
Clean Harbors, Inc., 5.75%, 10/15/2033 (n)		$714,000	720,629
GFL Environmental, Inc., 4%, 8/01/2028 (n)		530,000	517,967
GFL Environmental, Inc., 3.5%, 9/01/2028 (n)		179,000	174,735
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)		227,000	235,350
Wrangler Holdco Corp., 6.625%, 4/01/2032 (n)		238,000	245,525
			$2,315,954
Railroads – 0.4%
Burlington Northern Santa Fe LLC, 5.5%, 3/15/2055		$583,000	$561,730
Union Pacific Corp., 3.25%, 2/05/2050		835,000	568,739
			$1,130,469
Real Estate - Healthcare – 0.2%
MPT Operating Partnership LP/MPT Finance Corp., REIT, 4.625%, 8/01/2029		$214,000	$177,082
MPT Operating Partnership LP/MPT Finance Corp., REIT, 8.5%, 2/15/2032 (n)		363,000	377,120
			$554,202

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Real Estate - Other – 1.3%
Goodman Australia Finance Pty Ltd., 3.875%, 4/29/2033	EUR	510,000	$593,630
Park Intermediate Holdings LLC, 4.875%, 5/15/2029 (n)		$655,000	637,146
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		815,000	833,964
RHP Hotel Properties LP/RHP Finance Corp., 6.5%, 4/01/2032 (n)		96,000	98,507
RHP Hotel Properties LP/RHP Finance Corp., 5.75%, 3/15/2034 (n)		239,000	237,568
Starwood Property Trust, Inc., 5.75%, 1/15/2031 (n)		614,000	613,399
XHR LP, REIT, 4.875%, 6/01/2029 (n)		582,000	571,238
			$3,585,452
Real Estate - Retail – 0.9%
Choice Properties, REIT, 5.03%, 2/28/2031	CAD	639,000	$489,424
Hammerson PLC, 3.5%, 4/15/2032	EUR	440,000	500,779
Klepierre S.A., 3.75%, 9/30/2037		200,000	226,622
STORE Capital Corp., REIT, 4.625%, 3/15/2029		$256,000	253,482
STORE Capital Corp., REIT, 2.75%, 11/18/2030		347,000	313,196
STORE Capital Corp., REIT, 2.7%, 12/01/2031		147,000	128,972
Unibail-Rodamco-Westfield SE, 3.875%, 4/21/2033	EUR	300,000	349,797
WEA Finance LLC, REIT, 2.875%, 1/15/2027 (n)		$271,000	268,020
			$2,530,292
Real Estate - Storage & Office – 0.4%
Colonial SFL Socimi S.A., 3.875%, 4/08/2031	EUR	200,000	$235,478
Cousins Properties, Inc., REIT, 5.875%, 10/01/2034		$224,000	227,980
Highwoods Realty LP, 5.35%, 1/15/2033		398,000	394,221
Vornado Realty LP, 5.75%, 2/01/2033		291,000	291,493
			$1,149,172
Refining – 0.2%
PBF Holding Co. LLC, 7.875%, 9/15/2030 (n)		$423,000	$433,620
Raizen Fuels Finance S.A., 6.45%, 3/05/2034 (a)(n)		402,000	219,090
			$652,710
Restaurants – 0.7%
1011778 B.C. ULC/New Red Finance, Inc., 6.125%, 6/15/2029 (n)		$635,000	$646,201
1011778 B.C. ULC/New Red Finance, Inc., 5.625%, 9/15/2029 (n)		351,000	354,149
1011778 B.C. ULC/New Red Finance, Inc., 4%, 10/15/2030 (n)		452,000	430,014
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		435,000	421,489
			$1,851,853

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Retail & E-commerce – 2.8%
Alimentation Couche-Tard, Inc., 3.901%, 4/21/2033	EUR	275,000	$321,405
Amazon.com, Inc., 3.7%, 3/16/2035		320,000	373,116
Amazon.com, Inc., 4.05%, 3/16/2039		570,000	661,983
Amazon.com, Inc., 5.8%, 3/13/2056		$610,000	600,387
Beach Acquisition Bidco LLC, 5.25%, 7/15/2032	EUR	161,000	188,029
Beach Acquisition Bidco LLC, 10% (10% Cash or 10.75% PIK), 7/15/2033 (n)(p)		$512,267	563,498
Carvana Co., 9%, 6/01/2031 (n)		1,089,504	1,205,260
DICK'S Sporting Goods, 4.1%, 1/15/2052		561,000	398,248
El Corte Inglés S.A., 3.5%, 7/24/2033	EUR	100,000	113,237
Home Depot, Inc., 4.875%, 2/15/2044		$129,000	117,640
Home Depot, Inc., 3.625%, 4/15/2052		445,000	318,293
Macy’s Retail Holdings LLC, 5.875%, 3/15/2030 (n)		34,000	33,908
Macy's Retail Holdings LLC, 7.375%, 8/01/2033 (n)		326,000	339,567
Mavis Tire Express Services Corp., 6.5%, 5/15/2029 (n)		409,000	407,788
Michaels Cos., Inc., 8.5%, 3/15/2033 (n)		541,000	534,265
Michaels Cos., Inc., 11%, 3/15/2034 (n)		191,000	184,316
Penske Automotive Group Co., 3.75%, 6/15/2029		393,000	376,746
Petco Health & Wellness Co., Inc., 8.25%, 2/01/2031 (n)		332,000	335,279
PetSmart LLC/PetSmart Finance Corp., 7.5%, 9/15/2032 (n)		550,000	556,929
			$7,629,894
Semiconductor & Electronic Components – 0.4%
Broadcom, Inc., 4.55%, 2/15/2032		$211,000	$209,691
Broadcom, Inc., 5.2%, 7/15/2035		254,000	256,191
Broadcom, Inc., 5.7%, 1/15/2056		285,000	283,333
Intel Corp., 5.7%, 2/10/2053		258,000	241,332
			$990,547
Software – 2.6%
Amentum Escrow Corp., 7.25%, 8/01/2032 (n)		$505,000	$522,730
APLD ComputeCo LLC, 9.25%, 12/15/2030 (n)		282,000	303,118
Cloud Software Group, Inc., 9%, 9/30/2029 (n)		146,000	143,355
Cloud Software Group, Inc., 8.25%, 6/30/2032 (n)		647,000	614,674
Cloud Software Group, Inc., 6.625%, 8/15/2033 (n)		388,000	347,517
CoreWeave, Inc., 9.25%, 6/01/2030 (n)		164,000	166,068
CoreWeave, Inc., 9.75%, 10/01/2031 (n)		462,000	464,675
Fair Isaac Corp., 6%, 5/15/2033 (n)		837,000	825,470
Flash Compute LLC, 7.25%, 12/31/2030 (n)		378,000	385,587
Kaspi.kz JSC, 5.9%, 4/28/2031 (n)		405,000	403,631
Microsoft Corp., 2.525%, 6/01/2050		326,000	192,432
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)		601,000	607,821
Neptune Bidco U.S., Inc., 10.375%, 5/15/2031 (n)		183,000	188,851
Neptune Bidco U.S., Inc., 9.5%, 2/15/2033 (n)		189,000	189,150

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Software – continued
Oracle Corp., 4.95%, 2/04/2031		$250,000	$244,546
Oracle Corp., 5.35%, 5/04/2033		275,000	267,402
Oracle Corp., 5.7%, 2/04/2036		199,000	191,109
Oracle Corp., 4%, 7/15/2046		185,000	123,483
Sage Group PLC, 3.821%, 2/25/2033	EUR	110,000	126,433
Sage Group PLC, 2.875%, 2/08/2034	GBP	292,000	321,665
Salesforce, Inc., 4.9%, 9/15/2031		$428,000	426,743
			$7,056,460
Supermarkets – 1.0%
Albertsons Cos. LLC/Safeway, Inc., 6.25%, 3/15/2033 (n)		$1,094,000	$1,103,706
Eroski Sociedad Cooperativa, 5.75%, 5/15/2031	EUR	154,000	186,578
KeHE Distributors LLC/KeHE Finance Corp., 9%, 2/15/2029 (n)		$477,000	498,615
KeHE Distributors LLC/KeHE Finance Corp., 7.125%, 4/30/2033 (n)		338,000	342,190
Kroger Co., 5.5%, 9/15/2054		328,000	304,416
Tesco Corporate Treasury Services PLC, 5.125%, 5/22/2034	GBP	200,000	257,978
			$2,693,483
Supranational – 0.8%
African Development Bank, 5.875% to 8/07/2035, FLR (CMT - 5yr. + 1.653%) to 8/07/2174		$325,000	$317,621
European Union, 2.75%, 12/13/2032	EUR	1,720,000	1,974,458
			$2,292,079
Telecommunications - Wireless – 1.0%
Altice France S.A., 9.5%, 11/01/2029 (n)		$353,426	$360,793
Altice France S.A., 6.875%, 10/15/2030 (n)		508,579	499,976
Altice France S.A., 6.5%, 4/15/2032 (n)		77,439	76,164
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)		625,000	583,398
SoftBank Group Corp., 3.936%, 6/30/2032	EUR	210,000	247,026
T-Mobile USA, Inc., 5.05%, 7/15/2033		$390,000	391,806
T-Mobile USA, Inc., 5.75%, 1/15/2034		113,000	117,828
Zegona Finance PLC, 8.625%, 7/15/2029 (n)		477,000	498,977
			$2,775,968
Telephone Services – 0.7%
Level 3 Financing, Inc., 6.875%, 6/30/2033 (n)		$273,117	$281,865
Level 3 Financing, Inc., 7%, 3/31/2034 (n)		243,870	252,949
TELUS Corp., 5.25%, 11/15/2032	CAD	679,000	525,809
Uniti Group/CSL Capital Co., 6.5%, 2/15/2029 (n)		$494,000	485,363
Uniti Group/CSL Capital Co., 8.625%, 6/15/2032 (n)		357,000	373,638
			$1,919,624

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Tobacco – 0.7%
B.A.T. International Finance PLC, 4.125%, 4/12/2032	EUR	265,000	$314,950
Imperial Brands Finance PLC, 3.875%, 8/02/2033		330,000	378,497
Japan Tobacco, Inc., 5.25%, 6/15/2030 (n)		$566,000	580,027
Turning Point Brands, Inc., 7.625%, 3/15/2032 (n)		466,000	480,100
			$1,753,574
Transportation & Logistics – 1.5%
Autoroutes du Sud de la France S.A., 3.375%, 1/19/2034	EUR	300,000	$344,696
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)		$111,000	115,715
Element Fleet Management Corp., 5.037%, 3/25/2030 (n)		380,000	384,035
ERAC USA Finance LLC, 5.25%, 4/30/2036 (n)		554,000	552,608
Ferrovial SE, 3.625%, 9/18/2032	EUR	300,000	349,181
GB AIT Buyer, Inc., 8.75%, 4/30/2034 (n)		$329,000	330,947
Heathrow Funding Ltd., 5.625%, 2/05/2034	GBP	270,000	350,527
Heathrow Funding Ltd., 5.875%, 5/13/2043		200,000	252,348
JSW Infrastructure Ltd., 4.95%, 1/21/2029		$435,000	431,586
RXO, Inc., 6.375%, 5/15/2031 (n)		423,000	418,874
Transurban Finance Co. Pty Ltd., 4.033%, 11/26/2037	EUR	130,000	150,190
XPO, Inc., 7.125%, 2/01/2032 (n)		$373,000	388,972
			$4,069,679
Travel, Gaming, & Lodging – 2.6%
CDI Escrow Issuer, Inc., 5.75%, 4/01/2030 (n)		$827,000	$824,300
Flutter Treasury DAC, 6.375%, 4/29/2029 (n)		255,000	258,731
Flutter Treasury DAC, 5.875%, 6/04/2031 (n)		400,000	398,504
Flutter Treasury DAC, 6.125%, 6/04/2031	GBP	240,000	321,613
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030		$966,000	958,917
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)		564,000	516,333
Hilton Domestic Operating Co., Inc., 5.875%, 3/15/2033 (n)		240,000	243,019
Rivers Enterprise Lender LLC, 6.25%, 10/15/2030 (n)		422,000	429,289
Sands China Ltd., 4.375%, 6/18/2030		320,000	312,911
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)		684,000	672,918
Wyndham Hotels Group LLC, 5.625%, 3/01/2033 (n)		258,000	255,306
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)		1,524,000	1,512,631
Wynn Macau Ltd., 6.75%, 2/15/2034 (n)		203,000	203,440
			$6,907,912
U.S. Treasury Obligations – 4.5%
U.S. Treasury Bonds, 2.375%, 2/15/2042 (f)		$8,816,000	$6,381,269
U.S. Treasury Bonds, 4.625%, 5/15/2054 (f)		1,272,000	1,197,568
U.S. Treasury Notes, 3.875%, 3/31/2031		3,073,000	3,052,593
U.S. Treasury Notes, 4.25%, 8/15/2035		1,627,000	1,612,764
			$12,244,194

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities – 6.9%
Adani Electricity Mumbai Ltd., 3.949%, 2/12/2030 (n)		$720,000	$677,902
AEP Texas, Inc., 5.7%, 5/15/2034		451,000	465,682
AEP Transmission Co. LLC, 5.375%, 6/15/2035		368,000	374,091
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043		94,000	88,272
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053		79,000	64,979
Bruce Power LP, 2.68%, 12/21/2028	CAD	264,000	190,014
Bruce Power LP, 4.7%, 6/21/2031		238,000	180,760
Bruce Power LP, 4.27%, 12/21/2034		594,000	431,274
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		$643,000	601,703
Clearway Energy Operating LLC, 5.75%, 1/15/2034 (n)		323,000	323,081
Duke Energy Florida LLC, 6.2%, 11/15/2053		475,000	496,704
E.ON International Finance B.V., 3.5%, 9/03/2035	EUR	340,000	388,904
E.ON International Finance B.V., 5.875%, 10/30/2037	GBP	300,000	395,358
Emera U.S. Finance LP, 2.639%, 6/15/2031		$729,000	649,260
Enel Finance International N.V., 2.5%, 7/12/2031 (n)		284,000	253,064
Energuate Trust, 6.35%, 9/15/2035 (n)		272,000	272,552
ENGIE Energía Chile S.A., 6.375%, 4/17/2034 (n)		200,000	210,168
Eversource Energy, 5.5%, 1/01/2034		257,000	261,672
Georgia Power Co., 4.95%, 5/17/2033		320,000	322,261
Hawaiian Electric Co., Inc., 6%, 10/01/2033 (n)		509,000	510,698
Hydro One, Inc., 4.25%, 1/04/2035	CAD	728,000	538,410
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		$186,000	167,126
Jersey Central Power & Light Co., 5.1%, 1/15/2035		127,000	126,562
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029		145,425	143,486
National Grid North America, Inc., 3.917%, 6/03/2035	EUR	410,000	478,018
Northern States Power Co. of Minnesota, 5.05%, 5/15/2035		$324,000	325,835
NRG Energy, Inc., 5.75%, 1/15/2034 (n)		871,000	864,565
NRG Energy, Inc., 6%, 1/15/2036 (n)		728,000	723,018
Oncor Electric Delivery Co. LLC, 5.35%, 4/01/2035		308,000	314,213
Pacific Gas & Electric Co., 6.1%, 1/15/2029		121,000	125,043
Pacific Gas & Electric Co., 6.4%, 6/15/2033		86,000	91,498
PG&E Corp., 5.25%, 7/01/2030		782,000	774,153
PG&E Corp., 7.375% to 3/15/2030, FLR (CMT - 5yr. + 3.883%) to 3/15/2055		341,000	350,738
PPL Electric Utilities Corp. 1st Mortgage, 5.25%, 5/15/2053		569,000	527,322
PSEG Power LLC, 5.2%, 5/15/2030 (n)		503,000	510,869
Scottish Hydro Electric Power Distribution PLC, 3.375%, 11/02/2033	EUR	450,000	513,777
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033		$517,547	526,190
Talen Energy Supply LLC, 6.25%, 2/01/2034 (n)		611,000	606,440
Talen Energy Supply LLC, 6.5%, 2/01/2036 (n)		238,000	238,901
Terna Rete Elettrica Nazionale S.p.A., 3%, 7/22/2031	EUR	420,000	482,621

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities – continued
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)		$561,000	$555,528
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)		141,000	136,605
Vistra Operations Co. LLC, 4.7%, 1/31/2031 (n)		395,000	388,878
Vistra Operations Co. LLC, 5.35%, 1/31/2036 (n)		395,000	385,764
Xcel Energy, Inc., 5.5%, 3/15/2034		184,000	187,623
Xcel Energy, Inc., 5.6%, 4/15/2035		58,000	59,069
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)		581,000	604,201
XPLR Infrastructure Operating Partners LP, 8.375%, 1/15/2031 (n)		567,000	605,877
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/2033 (n)		122,000	130,737
			$18,641,466
Utilities - Gas – 1.4%
APA Infrastructure Ltd., 5.125%, 9/16/2034 (n)		$254,000	$251,577
APA Infrastructure Ltd., 2.5%, 3/15/2036	GBP	650,000	650,493
APA Infrastructure Ltd., 5.75%, 9/16/2044 (n)		$136,000	133,436
EP Infrastructure A.S., 2.045%, 10/09/2028	EUR	573,000	649,624
EP Infrastructure A.S., 4.125%, 2/27/2033		628,000	718,223
EP Infrastructure A.S., 4.375%, 1/29/2034		240,000	276,242
Spire, Inc., 4.6%, 9/01/2031		$645,000	638,644
Spire, Inc., 6.25%, 6/01/2056		537,000	535,161
			$3,853,400
Utilities - Other – 0.3%
Severn Trent Utilities Finance PLC, 3.875%, 8/04/2035	EUR	340,000	$393,646
Severn Trent Utilities Finance PLC, 3.875%, 8/04/2037		310,000	353,257
			$746,903
Total Bonds (Identified Cost, $359,595,224)			$356,694,810
Common Stocks – 0.0%
Metals & Mining – 0.0%
Petra Diamonds Ltd. (a)		17,947	$4,225
Oil Services – 0.0%
LTRI Holdings LP (a)(u)		520	$97,053
Total Common Stocks (Identified Cost, $120,570)			$101,278

Portfolio of Investments (unaudited) – continued
Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
Warrants – 0.0%
Diversified Financial Services – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a) (Identified Cost, $0)	GBP 1.14	N/A	7,000	$1,953

Mutual Funds (h) – 2.4%
Money Market Funds – 2.4%
MFS Institutional Money Market Portfolio, 3.7% (v) (Identified Cost, $6,334,315)	6,334,239	$6,334,873

Other Assets, Less Liabilities – (34.6)%		(93,325,597)
Net Assets – 100.0%		$269,807,317

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were
$6,334,873 and $356,798,041, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $202,154,395, representing 74.9% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)
The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(w)	When-issued security.
(z)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2030	3/09/21-7/26/21	$259,291	$146,195
% of Net assets			0.1%

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BBSW	Bank Bill Swap Reference Rate
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

ICE	Intercontinental Exchange
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
UYU	Uruguayan Peso
ZAR	South African Rand
Derivative Contracts at 4/30/26
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	954,448	USD	684,470	JPMorgan Chase Bank N.A.	7/17/2026	$1,718
AUD	509,917	USD	365,345	Merrill Lynch International	7/17/2026	1,253
AUD	363,000	USD	255,307	State Street Corp.	7/17/2026	5,667

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
AUD	324,361	USD	230,838	UBS AG	7/17/2026	$2,358
BRL	7,640,072	USD	1,527,666	Barclays Bank PLC	5/05/2026	15,222
BRL	2,178,695	USD	436,735	Citibank N.A.	5/05/2026	3,246
BRL	5,461,377	USD	1,094,771	Goldman Sachs International	5/05/2026	8,136
CAD	184,650	USD	136,114	State Street Corp.	7/17/2026	258
EUR	588,180	USD	690,885	Citibank N.A.	7/17/2026	1,682
EUR	1,492,536	USD	1,754,916	HSBC Bank	7/17/2026	2,507
EUR	638,358	USD	751,500	JPMorgan Chase Bank N.A.	7/17/2026	151
EUR	125,073	USD	146,593	Merrill Lynch International	7/17/2026	677
EUR	842,324	USD	989,791	State Street Corp.	7/17/2026	2,024
GBP	680,927	USD	924,779	JPMorgan Chase Bank N.A.	7/17/2026	1,582
GBP	178,994	USD	242,795	State Street Corp.	7/17/2026	715
HUF	128,642,742	USD	411,951	State Street Corp.	7/17/2026	858
JPY	151,705,193	USD	963,238	HSBC Bank	7/17/2026	11,538
NOK	6,385,474	USD	685,442	HSBC Bank	7/17/2026	3,128
NZD	259,168	USD	151,574	State Street Corp.	7/17/2026	1,891
NZD	2,367,597	USD	1,400,803	UBS AG	7/17/2026	1,157
USD	482,832	CHF	372,577	State Street Corp.	7/17/2026	2,240
USD	402,276	CZK	8,279,241	Merrill Lynch International	7/17/2026	3,446
USD	437,517	EUR	369,234	HSBC Bank	7/17/2026	2,752
USD	53,258,647	EUR	44,958,736	JPMorgan Chase Bank N.A.	7/17/2026	320,847
USD	578,818	EUR	489,137	State Street Corp.	7/17/2026	2,872
USD	828,412	EUR	700,000	UBS AG	7/17/2026	4,179
USD	9,791	HUF	3,034,928	Merrill Lynch International	7/17/2026	52
USD	683,004	IDR	11,807,722,652	Citibank N.A.	7/28/2026	3,740
USD	991,144	KRW	1,456,097,594	Citibank N.A.	7/15/2026	7,447
USD	1,369,211	MXN	23,834,139	State Street Corp.	7/17/2026	13,113
USD	235,207	PEN	810,617	Citibank N.A.	7/22/2026	5,124
USD	64,447	SEK	587,355	Barclays Bank PLC	7/17/2026	591
USD	956,565	THB	30,559,848	Barclays Bank PLC	7/17/2026	15,298
USD	2,319,995	ZAR	38,569,225	Merrill Lynch International	7/17/2026	17,392
						$464,861
Liability Derivatives
CHF	390,729	USD	506,113	State Street Corp.	7/17/2026	$(2,105)
CLP	1,507,775,748	USD	1,735,586	Citibank N.A.	5/15/2026	(59,901)
CNH	13,164,878	USD	1,945,747	State Street Corp.	7/17/2026	(8,931)
CZK	8,467,042	USD	411,891	Deutsche Bank AG	7/17/2026	(4,014)
EUR	129,730	USD	153,691	Barclays Bank PLC	7/17/2026	(938)
EUR	898,102	USD	1,063,555	JPMorgan Chase Bank N.A.	7/17/2026	(6,063)
EUR	1,151,190	USD	1,364,066	State Street Corp.	7/17/2026	(8,568)
KRW	1,453,439,507	USD	987,968	JPMorgan Chase Bank N.A.	7/15/2026	(6,066)
MXN	24,527,107	USD	1,408,888	UBS AG	7/17/2026	(13,362)
SEK	590,731	USD	64,806	State Street Corp.	7/17/2026	(583)
SGD	918,607	USD	725,621	State Street Corp.	7/17/2026	(186)
THB	8,749,155	USD	275,868	Barclays Bank PLC	7/17/2026	(6,387)

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
ZAR	8,969,934	USD	549,040	Barclays Bank PLC	7/17/2026	$(13,530)
USD	1,095,343	AUD	1,533,593	JPMorgan Chase Bank N.A.	7/17/2026	(7,214)
USD	514,863	AUD	731,746	State Street Corp.	7/17/2026	(11,216)
USD	1,531,506	BRL	7,640,072	Barclays Bank PLC	5/05/2026	(11,382)
USD	1,493,561	BRL	7,640,072	Barclays Bank PLC	8/06/2026	(14,376)
USD	408,310	BRL	2,178,695	Citibank N.A.	5/05/2026	(31,670)
USD	1,025,880	BRL	5,461,377	Goldman Sachs International	5/05/2026	(77,027)
USD	372,081	BRL	1,889,900	Goldman Sachs International	8/06/2026	(932)
USD	274,984	CAD	374,541	HSBC Bank	7/17/2026	(1,630)
USD	3,508,523	CAD	4,812,413	Merrill Lynch International	7/17/2026	(45,637)
USD	661,471	CLP	617,417,165	Barclays Bank PLC	5/15/2026	(24,703)
USD	276,166	CLP	252,116,119	Citibank N.A.	5/15/2026	(4,026)
USD	1,130,472	EUR	961,027	JPMorgan Chase Bank N.A.	7/17/2026	(1,114)
USD	983,301	EUR	837,087	Merrill Lynch International	7/17/2026	(2,348)
USD	1,865,850	EUR	1,588,478	State Street Corp.	7/17/2026	(4,544)
USD	351,656	EUR	300,000	UBS AG	7/17/2026	(1,587)
USD	3,092,067	GBP	2,280,839	Barclays Bank PLC	7/17/2026	(10,877)
USD	482,792	GBP	359,242	JPMorgan Chase Bank N.A.	7/17/2026	(5,935)
USD	3,944,732	GBP	2,908,290	Merrill Lynch International	7/17/2026	(11,823)
USD	66,377	GBP	49,249	State Street Corp.	7/17/2026	(624)
USD	275,852	JPY	43,677,488	State Street Corp.	7/17/2026	(4,796)
USD	1,530,217	NZD	2,616,692	JPMorgan Chase Bank N.A.	7/17/2026	(19,244)
USD	79,325	NZD	135,759	State Street Corp.	7/17/2026	(1,064)
						$(424,403)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Euro-Bobl 5 yr	Short	EUR	55	$7,452,382	June – 2026	$103,170
Euro-Bund 10 yr	Short	EUR	93	13,682,971	June – 2026	279,783
Euro-Buxl 30 yr	Short	EUR	45	5,755,696	June – 2026	179,459
Euro-Schatz 2 yr	Short	EUR	44	5,460,992	June – 2026	44,304
Long Gilt 10 yr	Short	GBP	1	117,827	June – 2026	3,344
U.S. Treasury Note 5 yr	Short	USD	201	21,675,024	June – 2026	226,983
U.S. Treasury Ultra Bond 30 yr	Short	USD	38	4,371,188	June – 2026	179,615
U.S. Treasury Ultra Note 10 yr	Short	USD	150	16,928,906	June – 2026	396,699
						$1,413,357
Liability Derivatives
Interest Rate Futures
Canadian Treasury Bond 10 yr	Long	CAD	19	$1,666,338	June – 2026	$(9,207)
U.S. Treasury Bond 30 yr	Long	USD	30	3,385,313	June – 2026	(128,696)

Portfolio of Investments (unaudited) – continued
Futures Contracts - continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
Interest Rate Futures - continued
U.S. Treasury Note 10 yr	Long	USD	35	$3,870,781	June – 2026	$(92,551)
U.S. Treasury Note 2 yr	Long	USD	73	15,120,125	June – 2026	(138,847)
						$(369,301)

Portfolio of Investments (unaudited) – continued

Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Credit Default Swaps
6/20/29	EUR	450,000	BNP Paribas S.A.	5.00% / Quarterly	(1)	$1,261	$(62,057)	$(60,796)
6/20/29	EUR	200,000	Goldman Sachs International	5.00% / Quarterly	(1)	1,146	(28,167)	(27,021)
						$2,407	$(90,224)	$(87,817)
(1)
 Fund, as protection seller, to pay notional amount upon a defined credit event by Worldline S.A., 0.875%, 6/30/2027, a BB rated bond. The fund entered into the contract to gain issuer exposure.
The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default swap index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody's, Fitch, and Standard & Poor's rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default swap index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index's reference basket of securities.
At April 30, 2026, the fund had liquid securities collateral with an aggregate value of $1,735,054 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 4/30/26 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $359,715,794)	$356,798,041
Investments in affiliated issuers, at value (identified cost, $6,334,315)	6,334,873
Foreign currency, at value (identified cost, $60,597)	60,738
Receivables for
Due from uncleared swap brokers	85,774
Forward foreign currency exchange contracts	464,861
Investments sold	671,598
Interest	5,282,504
Other assets	36,508
Total assets	$369,734,897
Liabilities
Notes payable	$95,000,000
Payables for
Distributions	170,668
Forward foreign currency exchange contracts	424,403
Net daily variation margin on open futures contracts	181,376
Investments purchased	428,177
When-issued investments purchased	3,332,362
Uncleared swaps, at value (net of unamortized premiums received, $90,224)	87,817
Payable to affiliates
Investment adviser	11,314
Administrative services fee	258
Transfer agent and dividend disbursing costs	2,451
Payable for independent Trustees' compensation	1,030
Accrued interest expense	49,129
Deferred foreign capital gains tax expense payable	87,963
Accrued expenses and other liabilities	150,632
Total liabilities	$99,927,580
Net assets	$269,807,317

Statement of Assets and Liabilities (unaudited) – continued
Net assets consist of
Paid-in capital	$318,095,811
Total distributable earnings (loss)	(48,288,494)
Net assets	$269,807,317
Shares of beneficial interest outstanding (unlimited number of shares authorized)	54,673,317
Net asset value per share (net assets of $269,807,317 / 54,673,317 shares of beneficial interest outstanding)	$4.93
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 4/30/26 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$11,093,094
Dividends from affiliated issuers	146,515
Other	67
Foreign taxes withheld	(2,272)
Total investment income	$11,237,404
Expenses
Management fee	$1,062,009
Transfer agent and dividend disbursing costs	50,540
Administrative services fee	23,339
Independent Trustees' compensation	5,880
Stock exchange fee	26,626
Custodian fee	39,420
Shareholder communications	63,127
Audit and tax fees	53,108
Legal fees	3,788
Interest expense and fees	2,287,319
Miscellaneous	28,329
Total expenses	$3,643,485
Net investment income (loss)	$7,593,919

Statement of Operations (unaudited) – continued
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(1,291,917)
Affiliated issuers	(93)
Written options	81,404
Futures contracts	(266,127)
Swap agreements	(4,450)
Forward foreign currency exchange contracts	(598,634)
Foreign currency	38,944
Net realized gain (loss)	$(2,040,873)
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $6,882 decrease in deferred foreign capital gains tax)	$(3,536,872)
Affiliated issuers	151
Written options	(22,231)
Futures contracts	1,491,733
Swap agreements	2,407
Forward foreign currency exchange contracts	(318,478)
Translation of assets and liabilities in foreign currencies	10,357
Net unrealized gain (loss)	$(2,372,933)
Net realized and unrealized gain (loss)	$(4,413,806)
Change in net assets from operations	$3,180,113
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25
Change in net assets
From operations
Net investment income (loss)	$7,593,919	$14,109,627
Net realized gain (loss)	(2,040,873)	1,419,987
Net unrealized gain (loss)	(2,372,933)	6,596,373
Change in net assets from operations	$3,180,113	$22,125,987
Distributions to shareholders	$(6,964,345)	$(14,468,510)
Tax return of capital distributions to shareholders	$—	$(7,706,940)
Distributions from other sources	$(4,111,737)(a)	$—
Change in net assets from fund share transactions	$(1,216,447)	$(1,650,788)
Total change in net assets	$(9,112,416)	$(1,700,251)
Net assets
At beginning of period	278,919,733	280,619,984
At end of period	$269,807,317	$278,919,733

(a)
Estimated tax return of capital. All or a portion of this amount may be redesignated as ordinary income and/or capital gains at fiscal year end when the tax character of distributions is determined. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to
Financial Statements for additional information regarding the tax character of the fund’s distributions.

See Notes to Financial Statements

Financial Statements
Statement of Cash Flows
Six months ended 4/30/26 (unaudited)
This statement provides a summary of cash flows from investment activity for the fund.
Cash flows from operating activities:
Change in net assets from operations	$3,180,113
Adjustments to reconcile change in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(120,905,793)
Proceeds from disposition of investment securities	124,573,720
Proceeds from disposition of short-term investments, net	1,199,329
Realized gain/loss on investments	1,291,917
Unrealized appreciation/depreciation on investments	3,543,603
Unrealized appreciation/depreciation on foreign currency contracts	318,478
Unrealized appreciation/depreciation on swaps	(2,407)
Net amortization/accretion of income	(801,014)
Increase in interest receivable	(163,212)
Decrease in accrued expenses and other liabilities	(61,125)
Decrease in receivable for net daily variation margin on open futures contracts	21,364
Increase in payable for net daily variation margin on open futures contracts	181,376
Increase in other assets	(27,523)
Increase in interest payable	9,725
Net cash provided by operating activities	$12,358,551
Cash flows from financing activities:
Distributions paid in cash	$(11,081,937)
Repurchase of shares of beneficial interest	(1,216,447)
Decrease in payable to custodian	(24)
Net cash used by financing activities	$(12,298,408)
Net increase in cash and restricted cash	$60,143
Cash and restricted cash:
Beginning of period (including foreign currency of $595)	$595
End of period (including foreign currency of $60,738)	$60,738
Supplemental disclosure of cash flow information:
Cash paid during the six months ended April 30, 2026 for interest was $2,277,594.
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended	Year ended
	4/30/26 (unaudited)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$5.08	$5.07	$4.66	$4.73	$6.12	$6.19
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.26	$0.25	$0.26	$0.25	$0.28
Net realized and unrealized gain (loss)	(0.09)	0.15	0.55	0.04	(1.21)	0.15
Total from investment operations	$0.05	$0.41	$0.80	$0.30	$(0.96)	$0.43
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.26)	$(0.23)	$(0.23)	$(0.39)	$(0.30)
From tax return of capital	—	(0.14)	(0.17)	(0.16)	(0.05)	(0.20)
From other sources	(0.07)(b)	—	—	—	—	—
Total distributions declared to shareholders	$(0.20)	$(0.40)	$(0.40)	$(0.39)	$(0.44)	$(0.50)
Net increase from repurchase of capital shares	$0.00 (w)	$0.00 (w)	$0.01	$0.02	$0.01	$—
Net asset value, end of period (x)	$4.93	$5.08	$5.07	$4.66	$4.73	$6.12
Market value, end of period	$4.60	$4.74	$4.76	$4.22	$4.32	$6.58
Total return at market value (%)	1.32 (n)	8.46	22.85	6.53	(28.43)	25.80
Total return at net asset value (%) (j)(s)(x)	1.32 (n)	9.13	18.50	7.44	(15.74)	7.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses	2.67 (a)	2.86	3.17	2.92	1.40	1.01
Net investment income (loss)	5.56 (a)	5.09	4.89	5.21	4.57	4.40
Portfolio turnover rate	32 (n)	83	78	67	56	70
Net assets at end of period (000 omitted)	$269,807	$278,920	$280,620	$264,455	$281,814	$369,818
Supplemental Ratios (%):
Ratios of expenses to average net assets excluding interest expense and fees	0.99 (a)	0.99	0.98	0.99	0.86	0.81
Senior Securities:
Total notes payable outstanding (000 omitted)	$95,000	$95,000	$95,000	$95,000	$100,000	$100,000
Asset coverage per $1,000 of indebtedness (k)	$3,840	$3,936	$3,954	$3,784	$3,818	$4,698

See Notes to Financial Statements

Financial Highlights – continued
(a)	Annualized.
(b)
Estimated tax return of capital. All or a portion of this amount may be redesignated as ordinary income and/or capital gains at fiscal year end when the tax character of distributions is determined. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to
Financial Statements for additional information regarding the tax character of the fund’s distributions.

(d)	Per share data is based on average shares outstanding.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)
Calculated by subtracting the fund's total liabilities (not including notes payable) from the fund's total assets and dividing this number by the notes payable outstanding and then multiplying by 1,000.

(n)	Not annualized.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns at net asset value have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Multimarket Income Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.

Notes to Financial Statements (unaudited) - continued
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds)

Notes to Financial Statements (unaudited) - continued
are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of

Notes to Financial Statements (unaudited) - continued
input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of April 30, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$—	$97,053	$97,053
United Kingdom	4,225	1,953	—	6,178
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	12,244,194	—	12,244,194
Non - U.S. Sovereign Debt	—	52,997,910	—	52,997,910
Municipal Bonds	—	1,173,466	—	1,173,466
U.S. Corporate Bonds	—	198,625,852	—	198,625,852
Residential Mortgage-Backed Securities	—	2,435,482	—	2,435,482
Commercial Mortgage-Backed Securities	—	2,485,912	—	2,485,912
Asset-Backed Securities (including CDOs)	—	7,673,135	—	7,673,135
Foreign Bonds	—	79,058,859	—	79,058,859
Investment Companies	6,334,873	—	—	6,334,873
Total	$6,339,098	$356,696,763	$97,053	$363,132,914
Other Financial Instruments
Futures Contracts – Assets	$1,413,357	$—	$—	$1,413,357
Futures Contracts – Liabilities	(369,301)	—	—	(369,301)
Forward Foreign Currency Exchange Contracts – Assets	—	464,861	—	464,861
Forward Foreign Currency Exchange Contracts – Liabilities	—	(424,403)	—	(424,403)
Swap Agreements – Liabilities	—	(87,817)	—	(87,817)
For further information regarding security characteristics, see the Portfolio of Investments.

Notes to Financial Statements (unaudited) - continued
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 10/31/25	$77,901
Change in unrealized appreciation or depreciation	19,152
Balance as of 4/30/26	$97,053
At April 30, 2026, the fund held one level 3 security.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2026 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$1,413,357	$(369,301)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	464,861	(424,403)
Credit	Uncleared Swap Agreements	—	(87,817)
Total		$1,878,218	$(881,521)
(a)
 Values presented in this table for futures contracts correspond to the values reported in the
Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2026 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Interest Rate	$(266,127)	$—	$—	$—	$—
Foreign Exchange	—	—	(598,634)	—	—
Credit	—	(4,450)	—	(254,723)	81,404
Total	$(266,127)	$(4,450)	$(598,634)	$(254,723)	$81,404
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended April 30, 2026 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Interest Rate	$1,491,733	$—	$—	$—	$—
Foreign Exchange	—	—	(318,478)	—	—
Credit	—	2,407	—	66,929	(22,231)
Total	$1,491,733	$2,407	$(318,478)	$66,929	$(22,231)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments

Notes to Financial Statements (unaudited) - continued
across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to brokers to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as cash collateral posted for uncleared derivatives and/or cash pledged for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Interest expense and fees” in the Statement of Operations.
Written Options — In exchange for a premium, the fund wrote put options on securities for which it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.
A written swaption represents an option that if exercised by the buyer, obligates the fund as option writer to enter into a pre-defined credit default swap agreement with the counterparty at a specified rate at a specified date or within a specified period of time. The fund enters into swaptions primarily to preserve a return or spread on a particular investment or portion of the fund’s investments, to adjust the fund’s sensitivity to underlying risk factors or to protect against an increase or decrease in the price of securities.
The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.
At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker or directly with the clearing broker, based on the type of option. For

Notes to Financial Statements (unaudited) - continued
uncleared options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
A purchased swaption represents an option that gives the fund as purchaser the right, but not the obligation, to enter into a pre-defined credit default swap agreement with the counterparty at a specified rate at a specified date or within a specified period of time. The fund enters into swaptions primarily to preserve a return or spread on a particular investment or portion of the fund’s investments, to adjust the fund’s sensitivity to underlying risk factors or to protect against an increase or decrease in the price of securities.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid.  All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations

Notes to Financial Statements (unaudited) - continued
in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or

Notes to Financial Statements (unaudited) - continued
received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. A credit default swap’s reference obligation may be either a single security or a basket of securities issued by corporate or sovereign issuers. At the inception of the agreement, the protection buyer may make an upfront payment to or receive an upfront payment from the protection seller. Over the term of the agreement, the protection buyer will make a series of periodic payments to the protection seller based on a fixed percentage applied to the agreement’s notional amount in exchange for a promise from the protection seller to make a specific payment should a defined credit event occur with respect to the reference obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a defined credit event occurs, the protection buyer will either (i) receive from the protection seller an amount equal to the agreement’s notional amount and deliver the reference obligation (i.e., physical settlement) or (ii) receive from the protection seller a net settlement of cash equal to the agreement’s notional amount less the recovery value of the reference obligation. Upon determination of the final price for the reference obligation (or upon delivery of the reference obligation in the case of physical settlement), the difference between the recovery value of the reference obligation and the agreement’s notional amount is recorded as realized gain or loss on swap agreements in the  Statement of Operations.

Notes to Financial Statements (unaudited) - continued
Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.  The aggregate fair value of credit default swap agreements in a net liability position as of April 30, 2026 is disclosed in the footnotes to the Portfolio of Investments. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount.  The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation.  If a defined credit event had occurred as of April 30, 2026, the swap agreement's credit-risk-related contingent features would have been triggered and, for those swap agreements in a net liability position for which the fund is the protection seller, the fund, in order to settle these swap agreements, would have been required to either (1) pay the swap agreement’s notional value of EUR 650,000 less the value of the agreements’ related deliverable obligations as decided through an ISDA auction or (2) pay the notional value of the swap agreements in return for physical receipt of the deliverable obligations. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement.
Statement of Cash Flows — Information on financial transactions which have been settled through the receipt or disbursement of cash or restricted cash is presented in the Statement of Cash Flows.  Cash as presented in the fund's Statement of Assets and Liabilities includes cash on hand at the fund's custodian bank and does not include any short-term investments.  Restricted cash is presented in the fund's Statement of Assets and Liabilities as cash collateral posted for uncleared derivatives and/or cash pledged for exchange-traded or cleared derivatives and represents cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts.
The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities with that shown in the Statement of Cash Flows:
4/30/26
Cash	$60,738
Restricted cash included in Cash collateral posted	—
Restricted cash included in Cash pledged	—
Total cash and restricted cash in the Statement of Cash Flows	$60,738
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest

Notes to Financial Statements (unaudited) - continued
date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. The fund employs a managed distribution policy whereby the fund seeks to pay monthly distributions based on an annual rate of 8.00% of the fund’s average monthly net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital. Distributions in any year may include a substantial return of capital component. For the six months ended April 30, 2026, the amount of distributions estimated to be a tax

Notes to Financial Statements (unaudited) - continued
return of capital was approximately $4,111,737 which is reported as distributions from other sources in the Statements of Changes in Net Assets. All or a portion of this amount may be redesignated as ordinary income and/or capital gains at fiscal year end. Please refer to the Financial Highlights for distributions of tax returns of capital made during the prior five years. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds, amortization of premium and accretion of discount of debt securities, and derivative transactions.
The tax character of distributions made during the six months ended April 30, 2026 will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 10/31/25
Ordinary income (including any short-term capital gains)	$14,468,510
Tax return of capital (b)	7,706,940
Total distributions	$22,175,450

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/26
Cost of investments	$368,327,214
Gross appreciation	5,469,564
Gross depreciation	(10,663,864)
Net unrealized appreciation (depreciation)	$(5,194,300)
As of 10/31/25
Capital loss carryforwards	(38,541,556)
Other temporary differences	(306,038)
Net unrealized appreciation (depreciation)	(1,544,931)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Notes to Financial Statements (unaudited) - continued
As of October 31, 2025, the fund had capital loss carryforwards available to offset future realized gains.  These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.  Such losses are characterized as follows:
Short-Term	$(402,543)
Long-Term	(38,139,013)
Total	$(38,541,556)
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.34% of the fund’s average daily net assets and 5.40% of gross income. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. The management fee, from net assets and gross income, incurred for the six months ended April 30, 2026 was equivalent to an annual effective rate of 0.78% of the fund’s average daily net assets.
Transfer Agent — The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended April 30, 2026, fees paid to MFSC amounted to $17,789.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended April 30, 2026 was equivalent to an annual effective rate of 0.0171% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund.  Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

Notes to Financial Statements (unaudited) - continued
(4) Portfolio Securities
For the six months ended April 30, 2026, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$9,396,004	$10,803,038
Non-U.S. Government securities	106,442,223	105,510,830
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. The fund repurchased 266,122 shares of beneficial interest during the six months ended April 30, 2026 at an average price per share of $4.57 and a weighted average discount of 7.70% per share. The fund repurchased 362,276 shares of beneficial interest during the year ended October 31, 2025 at an average price per share of $4.96 and a weighted average discount of 8.20% per share. Transactions in fund shares were as follows:
	Six months ended 4/30/26		Year ended 10/31/25
	Shares	Amount	Shares	Amount
Capital shares repurchased	(266,122)	$(1,216,447)	(362,276)	$(1,650,788)
(6) Loan Agreement
The fund has a credit agreement with a bank for a revolving secured line of credit that can be drawn upon up to $100,000,000. At April 30, 2026, the fund had outstanding borrowings under this agreement in the amount of $95,000,000, which are secured by a lien on the fund’s assets. The loan’s carrying value in the fund’s Statement of Assets and Liabilities approximates its fair value. The loan value as of the reporting date is considered level 2 under the fair value hierarchy. The credit agreement has no explicit maturity date but may be terminated with appropriate notice by either party. Borrowings under the agreement can be made for liquidity or leverage purposes. Interest is charged at a rate per annum equal to the one-month term SOFR (Secured Overnight Financing Rate) plus 0.10% plus an agreed upon spread, or at the option of the borrower, an alternate base rate plus an agreed upon spread. The fund incurred interest expense of $2,278,178 during the period, which is included in“Interest expense and fees” in the Statement of Operations. The fund may also be charged a commitment fee based on the average daily unused portion of the line of credit. The fund paid a commitment fee of $3,155 during the period, which is included in “Interest expense and fees” in the Statement of Operations. For the six months ended April 30, 2026, the average loan balance was $95,000,000 at a weighted average annual interest rate of 4.84%. The fund is subject to certain covenants including, but not limited to, requirements with respect to asset coverage, portfolio diversification and liquidity.

Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended April 30, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$7,534,051	$72,603,103	$73,802,339	$(93)	$151	$6,334,873

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$146,515	$—
(8) Subsequent Event
On December 10, 2025, the Board of Trustees of the fund approved a proposal to appoint abrdn Inc. (“Aberdeen”) as the fund’s new investment adviser, nominated five new trustees as a new board for the fund, and approved a proposal to issue additional common shares of the fund to accommodate separately proposed reorganizations, as discussed further below (collectively, the “Aberdeen Proposals”). The Aberdeen Proposals were approved by the fund’s shareholders at the Special Meeting of Shareholders held on May 1, 2026, and all other conditions agreed to between MFS and Aberdeen relating to the Aberdeen Proposals have been satisfied or waived. In addition to the Aberdeen Proposals, the respective shareholders of the MFS Intermediate High Income Fund and MFS Charter Income Trust (each a “Target Fund”) approved a proposal to reorganize each Target Fund into the fund (the “Reorganizations”). It is anticipated that the Reorganizations will occur on or around June 18, 2026, and that Aberdeen will begin serving as the fund’s investment adviser and the new trustees will begin serving as the fund’s board on or around June 22, 2026.

Report of Independent Registered Public
Accounting Firm
To the Shareholders and the Board of Trustees of MFS Multimarket Income Trust
Results of Review of Interim Financial Statements
We have reviewed the accompanying statement of assets and liabilities of MFS Multimarket Income Trust (the “Fund”), including the portfolio of investments, as of April 30, 2026, and the related statements of operations, changes in net assets, cash flows and financial highlights for the six-month period then ended and the related notes (collectively referred to as the “interim financial statements”). Based on our review, we are not aware of any material modifications that should be made to the interim financial statements for them to be in conformity with U.S. generally accepted accounting principles.
We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (“PCAOB”), the statement of assets and liabilities, including the portfolio of investments, as of October 31, 2025, the statement of operations and the statement of changes in net assets for the year ended October 31, 2025, the financial highlights for each of the five years in the period then ended, and the related notes (not presented herein); and in our report dated December 15, 2025, we expressed an unqualified opinion on those financial statements.   In our opinion, the information set forth in the accompanying statement of changes in net assets for the year ended October 31, 2025 and the financial highlights for each of the five years in the period then ended, is fairly stated, in all material respects, in relation to the statement of changes in net assets and the financial highlights from which it has been derived.
Basis for Review Results
These financial statements are the responsibility of the Fund's management. We are a public accounting firm registered with the PCAOB and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the SEC and the PCAOB. We conducted our review in accordance with the standards of the PCAOB. A review of interim financial statements consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the PCAOB, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.
/s/ Ernst & Young LLP
Boston, Massachusetts
June 12, 2026

Results of Shareholder Meeting (unaudited)
At the special meeting of shareholders of MFS Multimarket Income Trust, which was held on March 11, 2026, and adjourned to May 1, 2026, the following actions were taken:
Item 1: To approve the issuance of additional common shares of beneficial interest of MFS Multimarket Income Trust, in connection with the proposed reorganizations of each of MFS Charter Income Trust, MFS Intermediate High Income Fund, MFS Government Markets Income Trust, and/or MFS Intermediate Income Trust:
Number of Shares
For	Against/ Withheld/ Abstention
23,816,922	3,957,349
Item 2: To approve a new investment management agreement between MFS Multimarket Income Trust and abrdn Inc.:
Number of Shares
For	Against/ Withheld/ Abstention
24,234,885	3,539,386
Items 3.1, 3.2, 3.3. 3.4, 3.5: To elect the following individuals as Trustees:
		Number of Shares
Item Number	Nominee	For	Against/ Withheld/ Abstention
3.1	Gordon Baird	25,010,450	2,763,821
3.2	Christian Pittard	24,991,582	2,782,689
3.3	Todd Reit	24,951,688	2,822,582
3.4	Nancy Yao	24,983,452	2,790,819
3.5	C. William Maher	25,012,152	2,762,119

Board Review of Investment
Advisory Agreement
MFS Multimarket Income Trust
The Board has considered and approved an arrangement pursuant to which abrdn Inc. (“Aberdeen”) will serve as the new investment adviser to the Fund (the “Investment Advisory Agreement”) in connection with certain other business transactions relevant to the Fund, as described herein. Shareholders subsequently approved the Investment Advisory Agreement on May 1, 2026.
On December 10, 2025, MFS and abrdn Inc. (“Aberdeen”) and, for the purposes specified therein, Aberdeen Group plc, entered into a purchase agreement (the “Purchase Agreement”) pursuant to which Aberdeen would acquire certain assets and liabilities related to MFS’ business of providing investment management services with respect to the assets of the Fund and certain other registered investment companies (the “Business”) if certain closed-end fund reorganizations into the Fund  were approved (the “Reorganizations”), and upon satisfaction or waiver of certain other conditions. Under the Purchase Agreement, MFS agreed to transfer to Aberdeen, in exchange for a cash payment at the closing of the Transaction, and subject to certain conditions and exceptions, (i) all right, title and interest of MFS in and to the books and records relating to the Business of the Trusts; (ii); the historical investment performance records of the funds being reorganized; and (iii) the goodwill of the Business (the “Transaction”).
On December 9-10, 2025 (the “Contract Review Meeting”) the Board of Trustees of the Fund (the “Board”), including all of the non-interested (“independent”) Trustees, met to consider various factors relating to the Transaction, including whether to recommend to shareholders the approval of the Investment Advisory Agreement. In addition, independent Trustees met on several occasions together and separately with senior executives and other representatives of MFS and Aberdeen to discuss various aspects of the Transaction, including the Investment Advisory Agreement. The Trustees were assisted in their evaluation of the Investment Advisory Agreement by independent legal counsel, from whom they received assistance and advice, including a review of the legal standards applicable to the consideration of advisory arrangements, and with whom they met separately from MFS and Aberdeen management. MFS had recommended that the Board approve the Investment Advisory Agreement in connection with its consideration of the broader Transaction.
In connection with their deliberations regarding the Investment Advisory Agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services to be performed by Aberdeen under the Investment Advisory Agreement, and other proposed arrangements between Aberdeen and the Fund, as appropriate.
In advance of the Contract Review Meeting and at the request of the independent Trustees, Aberdeen and MFS provided detailed information to the Board about the Investment Advisory Agreement and the broader Transaction, as well as information about Aberdeen and MFS. MFS and Aberdeen responded to questions and supplemental information requests from the Board in advance of and at the Contract

Board Review of Investment Advisory Agreement - continued
Review Meeting. In connection with their Contract Review Meeting, the Trustees received and relied upon materials that included, among other items: (i) general and financial information regarding Aberdeen and its affiliates; (ii) information about the Transaction and the Reorganizations; (iii) information regarding Aberdeen personnel and services to be provided to the Fund; (iv) information relating to Aberdeen’s investment advisory services and performance generally; (v) Aberdeen’s brokerage practices and allocation of portfolio transactions; (vi) information regarding the Fund’s fees, expenses and use of leverage; (vii) Aberdeen’s expected profitability with respect to their management of the Fund and other benefits; (viii) Aberdeen’s governance, oversight and compliance policies and procedures as proposed for the Fund; (ix) information relating to Aberdeen’s cybersecurity, artificial intelligence risk and business continuity; (x) information relating to Aberdeen’s affiliates and management of any potential conflicts of interest; (xi) and proposed services arrangements for the Fund. The Board also considered information it had previously received regarding Aberdeen and the proposed Transaction at meetings held earlier in the year. For purposes of evaluating the Investment Advisory Agreements, the Trustees also considered information about the Fund and MFS, received over the course of many years, as part of the Board’s annual 15(c) contract review process for the Fund, as well as additional information received from MFS in advance of the Contract Review Meeting, as described above. In addition, prior to the Contract Review Meeting, independent Trustees met with each trustee Nominee.
The Trustees’ conclusions to approve, and to recommend that shareholders approve, the Investment Advisory Agreement were based on a comprehensive consideration of all information provided to the Board and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. In reaching the decision to approve, and to recommend that shareholders approve, the Investment Advisory Agreement, the Board considered a number of factors, including, among others and in no order of priority:
Nature, extent, and quality of services
The Trustees received and considered various information regarding the nature, extent, and quality of the advisory services to be provided to the Fund under the applicable Investment Advisory Agreement by Aberdeen. With respect to Aberdeen, the most recent investment adviser registration forms were provided to the Trustees, as were responses to detailed requests submitted by the independent Trustees’ independent legal counsel on their behalf, as described above. The Trustees also had previously met with senior personnel across various departments of Aberdeen. The Trustees considered the information provided with respect to the proposed experienced portfolio management teams and other resources that would be dedicated to the Fund, as well as the investment philosophies and processes that would be followed by those individuals in managing the Fund. Further, the Trustees noted that Aberdeen has advised the Trustees that in transitioning the management of the Fund, Aberdeen would be focused on minimizing any disruption to the Fund and its shareholders and that it expects any repositioning of the Fund’s investment portfolio to be undertaken in a manner that minimizes transaction costs and mitigates adverse tax consequences. The Trustees noted that Aberdeen has substantial experience in assimilating closed-end funds into its family of funds.

Board Review of Investment Advisory Agreement - continued
The Trustees considered that Aberdeen and its affiliates managed 15 U.S. closed-end funds and 13 non-U.S. closed-end funds, totaling $26.1 billion in assets as of November 10, 2025. The Trustees additionally considered Aberdeen’s commitment to its asset management business, in particular its larger closed-end fund platform, its knowledge of the closed-end fund marketplace, and dedicated closed-end fund investor services professionals. They also considered that Aberdeen has extensive experience in managing municipal securities and currently manages another municipal closed-end fund, Aberdeen National Municipal Income Fund.
The Trustees noted Aberdeen’s and MFS’ representations that, if Aberdeen were approved as the Fund’s investment adviser, there would be no expected diminution in the nature, quality and extent of services provided to the Fund and its respective shareholders, including administrative, regulatory and compliance services. The Trustees further considered the valuation policies of Aberdeen and MFS and its anticipated impact on the Fund’s net asset value following the close of the transaction, noting MFS’ and Aberdeen’s representations that the policies were substantially similar and that any resulting impact was expected to be minimal.
Based on the foregoing and other relevant information reviewed, the Trustees concluded that they were satisfied with assurances from Aberdeen and MFS as to the expected nature, extent and quality of the services to be provided to the Fund under the Investment Advisory Agreement.
Investment performance
The Trustees considered the investment performance of Aberdeen advised closed-end funds, generally as well as the investment performance of other Aberdeen advised products, as the Trustees deemed relevant. The Trustees specifically considered the performance of those Aberdeen advised products with investment objectives and/or strategies that align with the proposed asset allocation of the Fund. The Trustees considered performance results for various periods ended September 30, 2025 and evaluated performance in comparison to similar Aberdeen advised products’ relevant benchmark index, as applicable, as well as against the Fund’s performance. The Trustees were generally satisfied with Aberdeen’s performance as an investment adviser with respect to those products with strategies and/or objectives comparable to those of the Fund.
Fees, Expenses and Economies of Scale
The Trustees considered that the Investment Advisory Agreement will have a different fee structure and different fee rates than the MFS Management Agreement. The Trustees considered that the investment advisory fee rate under the Investment Advisory Agreement will be computed with reference to the Fund’s average daily total Managed Assets[1] and that currently, under the MFS Advisory Agreement, the investment advisory fee rate is computed with reference to the relevant Fund’s average daily total net assets (including the value of preferred shares, if applicable). The Trustees therefore considered the current fees and expenses of the Fund, as compared to the expected fees and expenses after the Reorganization, on the basis of both net and Managed Assets.

Board Review of Investment Advisory Agreement - continued
The Trustees also considered that the total annual fund operating expenses (excluding interest payments on borrowed funds, dividends on preferred shares, and interest on tender option bonds, as applicable), after application of Aberdeen’s proposed expense limitation, would remain unchanged (on a Managed Asset basis) and decrease (on a net asset basis) as compared to the current total annual fund operating expenses of the Fund.
The Trustees noted that the proposed expense limitation agreement for the Fund would remain in place for at least two years following the consummation of the Transaction and could only be changed with the approval of a majority of the independent Trustees.
The Trustees also considered the fees and expenses of the Fund, as managed by Aberdeen, as compared to those of the Fund as managed by MFS, in the event that the Reorganizations are completed but the Transaction is not consummated. The Trustees took into account the long-term viability of the Fund both as managed by Aberdeen in the event that the Transaction is consummated and as managed by MFS, in the event that the Transaction is not consummated. Additionally, the Trustees considered the anticipated fees and expenses of the Fund in the context of Broadridge Financial Solutions, Inc. expense peer groups last reviewed by the Trustees in connection with the Fund’s most recent contract renewal. The Trustees also evaluated the fees and expenses of other comparable funds that MFS and Aberdeen had deemed relevant in the context of the broader Transaction and as provided in response to the Trustees’ information request in advance of the Contract Review Meeting.
The Trustees also noted that while the Fund, as a closed-end fund, would not present the opportunity for economies of scale on its own, Aberdeen’s large platform presented opportunities for the Fund to receive the benefits of economies of scale through Aberdeen’s relationships with service providers and other operational efficiencies. The Trustees considered the ways in which Aberdeen may be able to achieve economies of scale for the Fund, but noted that there can be no assurances that economies of scale will be achieved by Aberdeen. Under the circumstances, the Board concluded that the proposed advisory fee for the Fund is not excessive and that the advisory fee structure is appropriate.
Profitability
The Trustees also considered information prepared by Aberdeen relating to Aberdeen’s costs and profits with respect to the Fund as well as Aberdeen’s methodologies used to determine and allocate costs to the Fund. The Trustees further noted the pro forma nature of the profitability information presented and that it was not possible to predict with certainty how Aberdeen’s profitability actually would be affected by becoming the investment adviser to the Fund but that they had been satisfied, based on their review of the projected profitability of Aberdeen, that the profitability from its relationship with the Fund would not be excessive.
Other Benefits to Aberdeen
The Trustees considered so-called “fall-out benefits” to Aberdeen such as reputational value derived from serving as investment manager to the Fund; the benefits from allocation of the Fund brokerage to improve trading efficiencies; and the fees that it and/or various affiliates would receive for providing administration and investor

Board Review of Investment Advisory Agreement - continued
relations services and to the Fund, subject to approval by the Fund’s board of trustees. The Trustees considered that Aberdeen does not currently engage in commission sharing arrangements or “soft dollars” and would not do so with respect to their management of the Fund.
The Board concluded that, to the extent Aberdeen or its affiliates derive other benefits from its relationship with the Fund, those benefits are not so significant as to render Aberdeen’s fees excessive.
The Trustees also considered that MFS has a financial interest under the Purchase Agreement in having the Board and shareholders approve the Investment Advisory Agreement.
Conclusion
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded to approve the Investment Advisory Agreement and recommend to shareholders the approval of the Fund’s Investment Advisory Agreement.
[1] “Managed Assets” means the total assets of the Combined Fund, including assets attributable to any form of leverage, minus liabilities (other than debt representing leverage and any preferred stock that may be outstanding).

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT.  The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov.  A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/closedendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Reports and Other Documents” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/closedendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Additional information about the fund (e.g., performance, dividends and the fund’s price history) is also available at mfs.com/closedendfunds by choosing the fund's name, if any.
INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS
The fund has entered into contractual arrangements with an investment adviser, administrator, transfer agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

CONTACT US
COMPUTERSHARE TRUST COMPANY, N.A.
TRANSFER AGENT, REGISTRAR, AND
DIVIDEND DISBURSING AGENT
CALL
1-800-637-2304
9 a.m. to 5 p.m. Eastern time
WRITE
Computershare Trust Company, N.A.
P.O. Box 43078
Providence, RI 02940-3078
New York Stock Exchange Symbol: MMT

Item 1(b):

A copy of the notice transmitted to the Registrant’s shareholders in reliance on Rule 30e-3 of the Investment Company Act of 1940, as amended that contains disclosure specified by paragraph (c)(3) of Rule 30e-3 is attached hereto as EX-99.30e-3Notice.

ITEM 2. CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6. INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of the Registrant under Item 1(a) of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 10. RENUMERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

This information is disclosed as part of the financial statements included in Item 1 above.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during the period.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Multimarket Income Trust

			(c) Total	(d) Maximum
			Number of	Number (or
	(a) Total number	(b)	Shares	Approximate
Period	of Shares	Average	Purchased as	Dollar Value) of
	Purchased	Price	Part of Publicly	Shares that May
		Paid per	Announced	Yet Be Purchased
		Share	Plans or	under the Plans
			Programs	or Programs

11/01/25-11/30/25	15,363	4.64	15,363	5,478,580
12/01/25-12/31/25	0	N/A	0	5,478,580
01/01/26-01/31/26	13,192	4.67	13,192	5,465,388
02/01/26-02/28/26	0	N/A	0	5,465,388
03/01/26-03/31/26	44,588	4.54	44,588	5,420,800
04/01/26-04/30/26	192,979	4.57	192,979	5,227,821
Total	266,122	4.57	266,122

Note: The Board approved procedures to repurchase shares and reviews the results periodically. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on October 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (October 1 through the following September 30) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (October 1). The aggregate number of

shares available for purchase for the October 1, 2025 plan year is 5,493,943	.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(2)A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)Change in the registrant’s independent public accountant. Not applicable.

(b)If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

(c)Registrant’s Rule 30e-3 Notice pursuant to Item 1(b) of Form N-CSR. Attached hereto as EX-99.30e-3Notice.

(d)Notices to Trust’s common shareholders in accordance with Investment Company Act Section 19(a) and Rule 19a-1. Attached hereto as Ex-99.19a-1.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS MULTIMARKET INCOME TRUST

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date: June 12, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date: June 12, 2026

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer) Date: June 12, 2026

* Print name and title of each signing officer under his or her signature.